UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X S&P 500® Covered Call ETF

Ticker: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$63	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index.

For the 12-month period ended October 31, 2025 (the "reporting period"), the Fund increased 10.72%, while the Secondary Index increased 11.48%. The Fund had a net asset value of $40.88 per share on October 31, 2024 and ended the reporting period with a net asset value of $39.88 per share on October 31, 2025.

The Fund delivered positive performance during the reporting period, supported by a constructive U.S. equity environment as major indexes reached new highs. Inflation continued to moderate, helping to stabilize interest rate expectations, while the Federal Reserve’s shift toward a more accommodative policy stance reinforced broader market conditions. For a covered call strategy such as the Fund’s, a relatively calm market environment toward the end of the period limited option premium income, though intermittent volatility related to policy headlines provided selective opportunities. Such strategies can lag during strong equity rallies, as written calls cap upside potential, but they compensate with steady income collection that can cushion weaker markets. Overall, supportive macro policy and index gains helped the equity sleeve while the income overlay balanced the trade‑off from capped participation in surging markets, resulting in a positive overall outcome.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X S&P 500® Covered Call ETF** - $20,609
S&P 500 Index (USD) (TR)* - $39,196
Cboe S&P 500 BuyWrite Index (USD) (TR)* † ‡ - $19,444
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Covered Call ETFFootnote Reference**	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,334	$10,451	$10,427
Oct/17	$12,085	$12,921	$11,809
Oct/18	$12,686	$13,870	$12,182
Oct/19	$13,751	$15,857	$13,006
Oct/20	$12,731	$17,397	$11,584
Oct/21	$16,635	$24,862	$15,238
Oct/22	$14,852	$21,230	$13,719
Oct/23	$15,811	$23,383	$14,717
Oct/24	$18,613	$32,272	$17,442
Oct/25	$20,609	$39,196	$19,444

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xyld/ for current month-end performance.

Footnote	Description
Footnote**	The Fund operated as the Horizons S&P 500 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange
Footnote‡	Performance reflects the performance of the S&P 500 Stock Covered Call Index through September 14, 2017, the Cboe S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the Cboe S&P 500 BuyWrite Index thereafter.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X S&P 500® Covered Call ETFFootnote Reference**	10.72%	10.11%	7.50%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	11.48%	10.91%	6.88%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,056,888,948	505	$18,318,445	9.05%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-4.0%
Exchange-Traded Fund	0.1%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	8.5%
Health Care	9.3%
Communication Services	10.5%
Consumer Discretionary	10.9%
Financials	13.3%
Information Technology	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.9%
Amazon.com	4.2%
Broadcom	3.1%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.3%
Berkshire Hathaway, Cl B	1.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://www.globalxetfs.com/funds/xyld/ or upon request at 1-888-493-8631.

At a meeting held on July 31, 2025, the Board of Trustees of the Fund approved changes to the Fund's 80% investment policy, principal investment strategies and principal risks to enhance the Fund's ability to track its Secondary Index. As of September 30, 2025, the Fund updated its 80% investment policy to state that it invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate. In connection with this change, the Fund revised its principal investment strategies to provide that it will use a representative sampling strategy with respect to the Underlying Index to invest in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xyld/

Global X Funds

Global X S&P 500® Covered Call ETF: XYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-XYLD-2025

Global X Funds

Global X NASDAQ 100® Covered Call ETF

Ticker: QYLD

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$63	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100 BuyWrite V2 Index (“Secondary Index”).

The Cboe NASDAQ-100 BuyWrite V2 Index is a benchmark index that measures the performance of a theoretical portfolio that holds a basket of the stocks included in the NASDAQ-100 Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 10.25%, while the Secondary Index increased 12.15%. The Fund had a net asset value of $17.96 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.43 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, as premiums generated through its covered call writing strategy complemented gains in U.S. technology benchmarks, driven by continued enthusiasm for artificial intelligence. Periods of easing inflation supported expectations for a more accommodative monetary policy, typically favorable for growth‑oriented technology holdings. However, a brief uptick in inflation in June introduced some volatility, which in turn enhanced the Fund’s option premium collection opportunities. Policy developments also played a role, with the administration’s reciprocal tariff actions announced in April eliciting uncertainty for global supply chains. Closing out the period, the Federal Reserve’s September move to lower its policy rate to a 4.00%-4.25% target range eased financial conditions, which supported a positive sentiment amongst the investment community. Amid this mix of strong but choppy equity growth, the covered-call approach's ability to leverage volatility to pursue option premiums contributed to the Fund's positive result.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Covered Call ETF** - $22,502
S&P 500 Index (USD) (TR)* - $39,196
Cboe NASDAQ-100 BuyWrite V2 Index™† ‡ - $24,862
NASDAQ -100 Index (USD) (TR)* - $61,176
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X NASDAQ 100® Covered Call ETFFootnote Reference**	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe NASDAQ-100 BuyWrite V2 Index™Footnote Reference†Footnote Reference‡	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$10,305	$10,451	$10,428	$10,462
Oct/17	$12,266	$12,921	$12,531	$13,776
Oct/18	$13,178	$13,870	$13,557	$15,522
Oct/19	$14,416	$15,857	$15,124	$18,213
Oct/20	$14,446	$17,397	$15,357	$25,137
Oct/21	$17,898	$24,862	$19,113	$36,306
Oct/22	$14,465	$21,230	$15,508	$26,334
Oct/23	$16,766	$23,383	$18,094	$33,563
Oct/24	$20,409	$32,272	$22,168	$46,716
Oct/25	$22,502	$39,196	$24,862	$61,176

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qyld/ for current month-end performance.

Footnote	Description
Footnote**	The Fund operated as the Horizons NASDAQ 100 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange
Footnote‡	Performance reflects the performance of the Cboe NASDAQ-100 BuyWrite Index through October 14, 2015 and Cboe NASDAQ-100 BuyWrite V2 Index thereafter.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X NASDAQ 100® Covered Call ETFFootnote Reference**	10.25%	9.27%	8.45%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Cboe NASDAQ-100 BuyWrite V2 Index™Footnote Reference†Footnote Reference‡	12.15%	10.11%	9.54%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	19.47%	19.86%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,098,696,155	103	$50,143,294	24.46%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-5.9%
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	4.0%
Consumer Staples	4.6%
Health Care	4.7%
Consumer Discretionary	13.9%
Communication Services	15.6%
Information Technology	59.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	8.8%
Microsoft	8.5%
Broadcom	6.3%
Amazon.com	5.7%
Tesla	3.7%
Alphabet, Cl A	3.6%
Alphabet, Cl C	3.4%
Meta Platforms, Cl A	3.1%
Netflix	2.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qyld/

Global X Funds

Global X NASDAQ 100® Covered Call ETF: QYLD

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-QYLD-2025

Global X Funds

Global X Russell 2000 Covered Call ETF

Ticker: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$59	0.57%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (the “Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that holds a portfolio of stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 8.53%, while the Secondary Index increased 9.48%. The Fund had a net asset value of $16.03 per share on October 31, 2024 and ended the reporting period with a net asset value of $15.42 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period despite a tariff shock in early April that sparked a sharp but temporary risk-off move. This drove implied volatility higher, benefiting the option premiums generated by the Fund's covered call writing strategy. Over the balance of the year, market volatility presented a mixed environment. Small-cap equities fluctuated with shifting interest rate expectations, struggling when yields rose and refinancing concerns resurfaced, but rebounding as investor anticipation for policy easing strengthened later in the year. The Federal Reserve’s stop-start approach to rate cuts kept markets sensitive to policy signals, creating alternating headwinds and tailwinds for both small-cap performance and option-premium generation. Overall, the Fund successfully achieved a net gain over the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 Covered Call ETF - $13,274

S&P 500 Index (USD) (TR)* - $26,154

Cboe Russell 2000 BuyWrite Index (USD) (TR)* † - $13,965

Russell 2000 Index (USD) (TR)* - $17,277

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Apr/19
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Russell 2000 Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Russell 2000 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Russell 2000 Index (USD) (TR)Footnote Reference*
Apr/19	$10,000	$10,000	$10,000	$10,000
Oct/19	$10,599	$10,581	$10,690	$10,041
Oct/20	$9,626	$11,608	$9,807	$10,028
Oct/21	$13,363	$16,590	$13,692	$15,122
Oct/22	$11,735	$14,166	$12,100	$12,318
Oct/23	$10,892	$15,603	$11,263	$11,263
Oct/24	$12,232	$21,534	$12,756	$15,101
Oct/25	$13,274	$26,154	$13,965	$17,277

Since its inception on April 17, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ryld/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Russell 2000 Covered Call ETF	8.53%	6.64%	4.42%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	15.82%
Cboe Russell 2000 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	9.48%	7.33%	5.24%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	11.50%	8.71%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,254,506,115	8	$7,705,610	11.22%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-2.9%
Warrant	0.0%
Rights	0.0%
Exchange-Traded Fund	102.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.8%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $2,450, 11/21/25	-2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ryld/

Global X Funds

Global X Russell 2000 Covered Call ETF: RYLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-RYLD-2025

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF

Ticker: QYLG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$39	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Nasdaq-100 Half BuyWrite V2 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the stocks included in the NASDAQ-100 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.64%, while the Secondary Index increased 21.64%. The Fund had a net asset value of $31.89 per share on October 31, 2024 and ended the reporting period with a net asset value of $30.32 per share on October 31, 2025.

The Fund achieved positive performance during the reporting period, supported by a surge in large U.S. technology and semiconductor stocks fueled by continued investment in artificial intelligence. Expectations for easier monetary policy also contributed meaningfully, as major indexes reached new highs several times throughout 2025. Strong earnings and guidance from leading chipmakers sustained momentum, with top GPU providers reporting continued growth and steady data‑center demand. Macro conditions were also supportive with headline inflation hovering near 2.90% year over year in August while core inflation held around 3.10%, helping to ease concerns about re-acceleration. In September, the Federal Reserve lowered interest rates by 0.25 percentage points to a range of 4.00%–4.25%, providing a tailwind for duration‑sensitive growth stocks. Still, gains were tempered at times, most notably by a March correction in the tech‑heavy index and in August when anxiety over the state of the domestic jobs market was renewed. Policy uncertainty—including tighter U.S. export controls on advanced chips—added bouts of volatility, particularly for semiconductor leaders, but the overall backdrop remained constructive, while the Fund's strategy to source premiums from writing covered calls proved beneficial, as well.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Nasdaq 100® Covered Call & Growth ETF - $19,519

S&P 500 Index (USD) (TR)* - $22,227

NASDAQ -100 Index (USD) (TR)* - $24,608

$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Sep/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Nasdaq 100® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)Footnote Reference*Footnote Reference†	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Sep/20	$10,000	$10,000	$10,000	$10,000
Oct/20	$10,040	$9,865	$10,036	$10,112
Oct/21	$13,395	$14,099	$13,485	$14,604
Oct/22	$10,238	$12,039	$10,362	$10,593
Oct/23	$12,431	$13,260	$12,665	$13,501
Oct/24	$16,180	$18,301	$16,571	$18,792
Oct/25	$19,519	$22,227	$20,158	$24,608

Since its inception on September 18, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qylg/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Nasdaq 100® Covered Call & Growth ETF	20.64%	14.22%	13.95%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	16.88%
Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)Footnote Reference*Footnote Reference†	21.64%	14.97%	14.67%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	19.47%	19.23%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$123,390,041	103	$366,622	14.80%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-2.8%
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	3.9%
Consumer Staples	4.5%
Health Care	4.5%
Consumer Discretionary	13.6%
Communication Services	15.2%
Information Technology	57.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.5%
Apple	8.6%
Microsoft	8.2%
Broadcom	6.1%
Amazon.com	5.6%
Tesla	3.6%
Alphabet, Cl A	3.5%
Alphabet, Cl C	3.3%
Meta Platforms, Cl A	3.0%
Netflix	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qylg/

Global X Funds

Global X Nasdaq 100® Covered Call & Growth ETF: QYLG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-QYLG-2025

Global X Funds

Global X S&P 500® Covered Call & Growth ETF

Ticker: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$38	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the S&P 500 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 16.08%, while the Secondary Index increased 16.60%. The Fund had a net asset value of $31.71 per share on October 31, 2024 and ended the reporting period with a net asset value of $29.35 per share on October 31, 2025.

The Fund posted positive returns during the reporting period, supported by favorable conditions for U.S. equities and option income strategies. Resilient earnings from large technology and consumer platforms helped lift the market, benefiting the portfolio’s growth exposure. Periods of heightened volatility kept call premiums attractive, generating income that helped cushion pullbacks and smooth returns. Shifting expectations for Federal Reserve policy and inflation produced alternating rallies and pauses. The Fund’s call overlay mitigated weakness during risk-off periods while allowing for partial participation in market advances. Strong demand tied to AI and cloud spending underpinned index leaders, aiding performance even as the overlay capped some upside during the strongest surges. Overall, a combination of solid mega-cap earnings, evolving rate expectations, and steady option premium income resulted in the Fund finishing positive for the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Covered Call & Growth ETF - $18,568
S&P 500 Index (USD) (TR)* - $22,227
Cboe S&P 500 Half BuyWrite Index (USD) (TR)* † - $19,198
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Sep/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/20	$10,000	$10,000	$10,000
Oct/20	$9,840	$9,865	$9,805
Oct/21	$13,297	$14,099	$13,458
Oct/22	$11,618	$12,039	$11,816
Oct/23	$12,549	$13,260	$12,855
Oct/24	$15,995	$18,301	$16,465
Oct/25	$18,568	$22,227	$19,198

Since its inception on September 18, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xylg/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Covered Call & Growth ETF	16.08%	13.54%	12.85%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	16.88%
Cboe S&P 500 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	16.60%	14.38%	13.58%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,876,408	504	$196,268	5.37%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-2.0%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.3%
Health Care	9.1%
Communication Services	10.3%
Consumer Discretionary	10.7%
Financials	13.1%
Information Technology	36.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.6%
Apple	7.0%
Microsoft	6.7%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xylg/

Global X Funds

Global X S&P 500® Covered Call & Growth ETF: XYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-XYLG-2025

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF

Ticker: QRMI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$62	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Monthly Net Credit Collar 95-100 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ-100 Index ("Reference Index") and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in a 5% out-of-the-money (“OTM”) put option and a short position in an at-the-money (“ATM”) call option, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.57%, while the Secondary Index increased 8.67%. The Fund had a net asset value of $16.89 per share on October 31, 2024 and ended the reporting period with a net asset value of $16.10 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, driven by option premiums generated from its net-credit collar strategy. Meanwhile, resilient earnings across mega-cap technology names and continued enthusiasm for AI-related spending buoyed the value of its underlying stock constituency. A September policy shift by the Federal Reserve, which lowered interest rates by 0.25 percentage points, eased financial conditions and supported growth-sensitive sectors. Tech-heavy indices also notched multiple record closes during mid-2025 as chip stocks rallied on AI momentum. At the same time, inflation remained manageable, tempering fears of a renewed price surge. Supportive earnings and a modestly easier policy stance outweighed intermittent macro noise, but market volatility intermittently provided a boost to the value of option premiums that the fund would collect. The Fund ended the year in positive territory, supported by the combination of strong U.S. equity performance and option premium collection.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Risk Managed Income ETF - $10,467
S&P 500 Index (USD) (TR)* - $16,184
NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)* † - $10,673
NASDAQ -100 Index (USD) (TR)* - $17,394
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X NASDAQ 100® Risk Managed Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)Footnote Reference*Footnote Reference†	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000	$10,000
Oct/21	$9,931	$10,266	$9,889	$10,323
Oct/22	$8,219	$8,766	$8,196	$7,488
Oct/23	$8,500	$9,655	$8,491	$9,543
Oct/24	$9,731	$13,325	$9,821	$13,282
Oct/25	$10,467	$16,184	$10,673	$17,394

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qrmi/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Risk Managed Income ETF	7.57%	1.10%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)Footnote Reference*Footnote Reference†	8.67%	1.57%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	14.14%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,231,360	106	$109,019	18.43%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-5.9%
Real Estate	0.2%
Purchased Options	0.2%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	4.1%
Consumer Staples	4.6%
Health Care	4.6%
Consumer Discretionary	13.9%
Communication Services	15.6%
Information Technology	59.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	8.8%
Microsoft	8.5%
Broadcom	6.3%
Amazon.com	5.7%
Tesla	3.7%
Alphabet, Cl A	3.6%
Alphabet, Cl C	3.4%
Meta Platforms, Cl A	3.1%
Netflix	2.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qrmi/

Global X Funds

Global X NASDAQ 100® Risk Managed Income ETF: QRMI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-QRMI-2025

Global X Funds

Global X S&P 500® Risk Managed Income ETF

Ticker: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$62	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Secondary Index”).

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500 Index ("Reference Index") and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.06%, while the Secondary Index increased 7.74%. The Fund had a net asset value of $18.78 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.80 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by a combination of equity exposure and an options-based income overlay. Periods of elevated market volatility supported option premium generation, providing meaningful income that helped cushion equity pullbacks. Strength in U.S. large-cap technology and communication services stocks also contributed to overall results, even as higher interest rates occasionally weighed on more rate-sensitive segments. Shifting expectations for Federal Reserve policy and uneven inflation data drove alternating rallies and dips, an environment in which an income-focused, risk-managed approach proved relatively resilient. Taken together, these dynamics produced a constructive total result for the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Risk Managed Income ETF - $10,807
S&P 500 Index (USD) (TR)* - $16,184
Cboe S&P 500 Risk Managed Income Index (USD) (TR)* † - $11,088
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Risk Managed Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Risk Managed Income Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,160	$10,266	$10,182
Oct/22	$8,901	$8,766	$8,939
Oct/23	$8,847	$9,655	$8,954
Oct/24	$10,095	$13,325	$10,291
Oct/25	$10,807	$16,184	$11,088

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xrmi/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Risk Managed Income ETF	7.06%	1.87%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 Risk Managed Income Index (USD) (TR)Footnote Reference*Footnote Reference†	7.74%	2.50%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,427,196	507	$267,199	9.81%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-4.0%
Purchased Options	0.1%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	8.4%
Health Care	9.3%
Communication Services	10.5%
Consumer Discretionary	10.9%
Financials	13.3%
Information Technology	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.9%
Amazon.com	4.2%
Broadcom	3.1%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.3%
Berkshire Hathaway, Cl B	1.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xrmi/

Global X Funds

Global X S&P 500® Risk Managed Income ETF: XRMI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-XRMI-2025

Global X Funds

Global X Dow 30® Covered Call ETF

Ticker: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$64	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index ("Secondary Index").

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 12.45%, while the Secondary Index increased 13.25%. The Fund had a net asset value of $22.23 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.05 per share on October 31, 2025.

The Fund's performance was positive during the reporting period, supported by option premiums that helped cushion downside during instances of intermittent market swings. Shifting expectations around U.S. inflation and Federal Reserve policy created bouts of rate-driven volatility. However, when inflation appeared to stabilize and growth held up, cyclical holdings tended to remain steady. This helped counterbalance periods of rising yields that tightened financial conditions and dampened investor sentiment. Large-cap earnings were generally resilient across several economically sensitive industries, aiding results, despite the Fund's covered call overlay curtailing upside participation during sharp market rallies. Macro headlines around fiscal negotiations, geopolitics, and supply chain normalization spurred rotations between defensive and cyclical holdings, but option premiums provided a consistent contribution to total returns when prices softened. Overall, income generation combined with supportive pockets of corporate results outweighed intermittent pressure from rate volatility and headline risk, producing positive results during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Dow 30® Covered Call ETF - $12,859
S&P 500 Index (USD) (TR)* - $17,103
DJIA Index (USD) (TR)* - $15,426
DJIA CBOE BuyWrite v2 Index (USD) (TR)* - $13,286
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Feb/22
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Dow 30® Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	DJIA Index (USD) (TR)Footnote Reference*	DJIA CBOE BuyWrite v2 Index (USD) (TR)Footnote Reference*
Feb/22	$10,000	$10,000	$10,000	$10,000
Oct/22	$9,723	$9,264	$10,018	$9,802
Oct/23	$10,044	$10,203	$10,335	$10,220
Oct/24	$11,436	$14,082	$13,317	$11,731
Oct/25	$12,859	$17,103	$15,426	$13,286

Since its inception on February 23, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/djia/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call ETF	12.45%	7.06%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	15.67%
DJIA Index (USD) (TR)Footnote Reference*	15.84%	12.47%
DJIA CBOE BuyWrite v2 Index (USD) (TR)Footnote Reference*	13.25%	8.01%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$133,603,392	32	$739,030	13.50%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-4.0%
Communication Services	2.0%
Energy	2.1%
Consumer Staples	4.3%
Materials	4.8%
Health Care	12.3%
Consumer Discretionary	13.2%
Industrials	15.4%
Information Technology	21.9%
Financials	27.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	10.6%
Caterpillar	7.7%
Microsoft	7.0%
Home Depot	5.1%
American Express	4.8%
Sherwin-Williams	4.6%
UnitedHealth Group	4.6%
Visa, Cl A	4.6%
JPMorgan Chase	4.2%
International Business Machines	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/djia/

Global X Funds

Global X Dow 30® Covered Call ETF: DJIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-DJIA-2025

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF

Ticker: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$37	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 11.44%, while the Secondary Index increased 12.17%. The Fund had a net asset value of $25.65 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.96 on October 31, 2025.

During the reporting period the Fund posted positive returns. Shifting expectations for Federal Reserve policy and periods of easing inflation supported sentiment toward smaller U.S. companies. However, concerns that interest rates might remain higher for longer, along with tighter financial conditions created intermittent headwinds. The Fund's covered call overlay helped mitigate these challenges by generating option premiums that cushioned pullbacks. Periods of elevated market volatility likely enhanced premium income, providing support even when prices were uneven. Intermittent improvements in domestic growth indicators and earnings breadth among smaller firms contributed to advances, though occasional risk-off moves limited upside. Together, the combination of income from call writing and selective growth exposure produced a net positive outcome despite a choppy market backdrop.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 Covered Call & Growth ETF - $12,998
S&P 500 Index (USD) (TR)* - $18,875
Cboe Russell 2000 Half BuyWrite Index (USD) (TR)* † - $13,191
Russell 2000 Index (USD) (TR)* - $14,596
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/22
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Russell 2000 Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Russell 2000 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Russell 2000 Index (USD) (TR)Footnote Reference*
Oct/22	$10,000	$10,000	$10,000	$10,000
Oct/22	$10,314	$10,223	$10,298	$10,406
Oct/23	$9,473	$11,260	$9,509	$9,515
Oct/24	$11,663	$15,541	$11,759	$12,757
Oct/25	$12,998	$18,875	$13,191	$14,596

Since its inception on October 4, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rylg/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 Covered Call & Growth ETF	11.44%	8.90%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.93%
Cboe Russell 2000 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	12.17%	9.42%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	13.08%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,036,835	3	$25,441	5.24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-1.5%
Exchange-Traded Fund	101.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	101.4%
Written Option - Cboe Mini-Russell 2000 Index, $248, 11/21/25	0.0%
Written Option - Russell 2000 Index, $2,450, 11/21/25	-1.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rylg/

Global X Funds

Global X Russell 2000 Covered Call & Growth ETF: RYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-RYLG-2025

Global X Funds

Global X Information Technology Covered Call & Growth ETF

Ticker: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$63	0.56%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index. (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (“Reference Index”). The Secondary Index “writes” (or sells) a succession of one-month at-the- money covered call options on the Information Technology Select Sector SPDR® Fund, or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, creating a partially covered call strategy.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 24.83%, while the Secondary Index increased 25.91%. The Fund had a net asset value of $32.36 per share on October 31, 2024 and ended the reporting period with a net asset value of $37.24 on October 31, 2025.

The Fund recorded positive returns during the reporting period, aided by continued strength in U.S. technology leaders tied to artificial intelligence demand and data center spending. Its partial covered call writing strategy also contributed to total returns, generating option premiums throughout the year that were periodically enhanced by bouts of market volatility. Strong earnings and product cycles from AI beneficiaries further supported sentiment, though intermittent pullbacks occurred when broader economic uncertainty tempered investor confidence in the near-term delivery of AI-related growth expectations. A quarter-point Federal Reserve rate cut in September to a 4.00%–4.25% target range reduced discount-rate pressures on long-duration growth shares, providing an additional tailwind into quarter-end. Policy developments around U.S. controls on advanced AI chip exports created a mixed backdrop for semiconductors, but investors largely viewed the measures as reinforcing domestic leadership while limiting certain overseas risks.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Information Technology Covered Call & Growth ETF - $19,693
S&P 500 Index (USD) (TR)* - $18,070
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)* † - $20,195
Information Technology Select Sector Index (USD) (TR)* - $23,608
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Nov/22
Oct/23
Oct/24
Oct/25

	Global X Information Technology Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Information Technology Select Sector Index (USD) (TR)Footnote Reference*
Nov/22	$10,000	$10,000	$10,000	$10,000
Oct/23	$12,327	$10,780	$12,397	$12,684
Oct/24	$15,776	$14,878	$16,039	$17,337
Oct/25	$19,693	$18,070	$20,195	$23,608

Since its inception on November 21, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/tylg/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Information Technology Covered Call & Growth ETF	24.83%	25.87%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.25%
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	25.91%	26.95%
Information Technology Select Sector Index (USD) (TR)Footnote Reference*	36.17%	33.86%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,170,504	70	$57,898	4.30%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-3.2%
Information Technology	49.1%
Exchange-Traded Fund	54.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	54.0%
NVIDIA	7.4%
Apple	6.0%
Microsoft	5.8%
Broadcom	2.6%
Palantir Technologies, Cl A	1.9%
Advanced Micro Devices	1.7%
Oracle	1.6%
Cisco Systems	1.2%
International Business Machines	1.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tylg/

Global X Funds

Global X Information Technology Covered Call & Growth ETF: TYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-TYLG-2025

Global X Funds

Global X Dow 30® Covered Call & Growth ETF

Ticker: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$37	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (“Secondary Index”).

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the same. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby creating a partially covered call strategy.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.07%, while the Secondary Index increased 14.57%. The Fund had a net asset value of $28.36 per share on October 31, 2024 and ended the reporting period with a net asset value of $27.51 on October 31, 2025.

During the reporting period the Fund's performance was positive, supported by income from covered call premiums and dividends across blue‑chip holdings. Shifts in United States interest‑rate expectations and periods of equity volatility contributed to option premium income, adding to the Fund’s returns. Resilient earnings from large companies in the industrials, health care, and select technology sectors helped offset softness in more rate‑sensitive segments. Intermittent pullbacks in cyclicals limited upside at times, but the mix of defensive dividend payers and premium income helped sustain gains over the reporting period. Overall, the strategy benefited when markets traded sideways‑to‑up with elevated volatility, though the Fund still participated to a lesser extent, during stronger equity rallies due to the call overlay.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Dow 30® Covered Call & Growth ETF - $13,078
S&P 500 Index (USD) (TR)* - $15,454
Cboe DJIA Half BuyWrite Index (USD) (TR)* † - $13,158
DJIA Index (USD) (TR)* - $13,997
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Jul/23
Oct/23
Oct/24
Oct/25

	Global X Dow 30® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe DJIA Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	DJIA Index (USD) (TR)Footnote Reference*
Jul/23	$10,000	$10,000	$10,000	$10,000
Oct/23	$9,465	$9,220	$9,469	$9,377
Oct/24	$11,464	$12,725	$11,484	$12,082
Oct/25	$13,078	$15,454	$13,158	$13,997

Since its inception on July 25, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dylg/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call & Growth ETF	14.07%	12.54%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	21.13%
Cboe DJIA Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	14.57%	12.84%
DJIA Index (USD) (TR)Footnote Reference*	15.84%	15.96%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,126,235	32	$8,463	11.74%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-1.9%
Communication Services	2.0%
Energy	2.1%
Consumer Staples	4.2%
Materials	4.7%
Health Care	12.0%
Consumer Discretionary	13.0%
Industrials	15.1%
Information Technology	21.5%
Financials	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	10.4%
Caterpillar	7.6%
Microsoft	6.8%
Home Depot	5.0%
American Express	4.7%
Sherwin-Williams	4.5%
UnitedHealth Group	4.5%
Visa, Cl A	4.5%
JPMorgan Chase	4.1%
International Business Machines	4.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dylg/

Global X Funds

Global X Dow 30® Covered Call & Growth ETF: DYLG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-DYLG-2025

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF

Ticker: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$62	0.60%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MLPX ATM BuyWrite Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X MLP & Energy Infrastructure ETF (Ticker: MLPX) (“Reference Fund”), an affiliate of the Fund, and “writes” (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of the underlying Energy Infrastructure sector.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.92%, while the Secondary Index increased 2.42% . The Fund had a net asset value of $25.50 per share on October 31, 2024, and ended the reporting period with a net asset value of $24.50 on October 31, 2025.

Performance over the reporting period was positive, supported by a backdrop where needs for pipelines and storage remained resilient. Decisions by OPEC plus to adjust supply, including steps to unwind earlier cuts, at times weighed on crude benchmarks. Even as periods of softer price expectations emerged, the fee-based nature of energy infrastructure helped cushion volatility and kept cash generation steady. The resumption of federal liquefied natural gas (LNG) permitting and progress on new Gulf Coast projects reinforced long run demand for gathering, compression, and export infrastructure. Natural Gas Liquids (NGL) dynamics also provided support as China eased barriers to U.S. ethane, encouraging steady flows from Gulf Coast terminals and healthy utilization of fractionation and dock capacity. Taken together, these large-scale forces favored income-oriented energy infrastructure holdings and underpinned the Fund’s positive performance, even as periodic commodity price volatility helped enhance options premiums.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MLP & Energy Infrastructure Covered Call ETF - $11,557
S&P 500 Index (USD) (TR)* - $13,447
Cboe MLPX ATM BuyWrite Index (USD) (TR)* † - $10,588
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
May/24
May/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X MLP & Energy Infrastructure Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe MLPX ATM BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
May/24	$10,000	$10,000	$10,000
May/24	$10,062	$10,187	$9,950
Jun/24	$10,201	$10,552	$10,102
Jul/24	$10,354	$10,681	$10,243
Aug/24	$10,528	$10,940	$10,339
Sep/24	$10,625	$11,173	$10,352
Oct/24	$10,709	$11,072	$10,337
Nov/24	$11,084	$11,722	$10,649
Dec/24	$10,982	$11,443	$10,601
Jan/25	$10,680	$11,761	$10,302
Feb/25	$10,924	$11,608	$10,530
Mar/25	$11,051	$10,954	$10,631
Apr/25	$10,739	$10,880	$10,227
May/25	$11,027	$11,564	$10,476
Jun/25	$11,402	$12,152	$10,661
Jul/25	$11,649	$12,425	$10,745
Aug/25	$11,851	$12,677	$10,902
Sep/25	$12,083	$13,140	$11,067
Oct/25	$11,557	$13,447	$10,588

Since its inception on May 7, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpd/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X MLP & Energy Infrastructure Covered Call ETF	7.92%	10.24%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.08%
Cboe MLPX ATM BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	2.42%	3.92%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,027,195	2	$61,675	15.69%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-1.2%
Exchange-Traded Fund	101.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	101.1%
Written Option - Global X MLP & Energy Infrastructure ETF, $59, 11/21/25	-1.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpd/

Global X Funds

Global X MLP & Energy Infrastructure Covered Call ETF: MLPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-MLPD-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)
Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)
Global X MLP & Energy Infrastructure Covered Call ETF (ticker: MLPD)

Annual Financials and Other Information

October 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 103.8%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	13,709	$2,866,826

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	16,149	3,988,965

UNITED STATES — 103.6%
Communication Services — 10.5%
Alphabet, Cl A (A)	316,766	89,071,431
Alphabet, Cl C (A)	254,300	71,666,826
AT&T (A)	389,581	9,642,130
Charter Communications, Cl A *(A)	4,835	1,130,616
Comcast, Cl A (A)	196,534	5,470,524
Electronic Arts (A)	12,008	2,402,320
Fox, Cl A (A)	10,967	709,017
Fox, Cl B (A)	7,716	450,692
Interpublic Group (A)	18,721	480,381
Live Nation Entertainment *(A)	9,322	1,393,919
Match Group (A)	13,293	429,896
Meta Platforms, Cl A (A)	118,110	76,576,618
Netflix *(A)	23,143	25,893,777
News, Cl A (A)	19,419	514,603
News, Cl B (A)	6,413	195,404
Omnicom Group (A)	10,627	797,238
Paramount Skydance Corp, Cl B (A)	15,524	238,914
Take-Two Interactive Software *(A)	9,787	2,509,093
TKO Group Holdings, Cl A (A)	4,120	776,208
T-Mobile US (A)	26,460	5,557,923
Trade Desk, Cl A *(A)	23,399	1,176,502
Verizon Communications (A)	225,434	8,958,747
Walt Disney (A)	97,956	11,031,805
Warner Bros Discovery *(A)	126,007	2,828,857
		319,903,441
Consumer Discretionary — 10.9%
Airbnb, Cl A *(A)	23,582	2,984,066
Amazon.com *(A)	528,481	129,065,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
APTIV PLC *(A)	11,329	$918,782
AutoZone *(A)	954	3,505,406
Best Buy (A)	11,529	946,992
Booking Holdings (A)	1,772	8,997,755
Carnival *(A)	58,733	1,693,272
Chipotle Mexican Grill, Cl A *(A)	71,336	2,260,638
Darden Restaurants (A)	6,898	1,242,675
Deckers Outdoor *(A)	9,007	734,070
Domino’s Pizza (A)	1,661	661,842
DoorDash, Cl A *(A)	20,181	5,133,441
DR Horton (A)	14,732	2,196,247
eBay (A)	24,674	2,006,243
Expedia Group (A)	6,202	1,364,440
Ford Motor (A)	207,586	2,725,604
Garmin (A)	9,138	1,954,984
General Motors (A)	50,574	3,494,158
Genuine Parts (A)	8,224	1,046,997
Hasbro (A)	7,702	587,740
Hilton Worldwide Holdings (A)	12,903	3,315,555
Home Depot (A)	54,190	20,569,982
Las Vegas Sands (A)	16,165	959,393
Lennar, Cl A (A)	11,954	1,479,547
LKQ (A)	13,055	417,238
Lowe’s (A)	29,924	7,125,802
Lululemon Athletica *(A)	6,598	1,125,223
Marriott International, Cl A (A)	12,294	3,203,571
McDonald’s (A)	38,553	11,505,372
MGM Resorts International *(A)	10,414	333,560
Mohawk Industries *(A)	3,162	359,330
NIKE, Cl B (A)	63,385	4,094,037
Norwegian Cruise Line Holdings *(A)	24,875	557,698
NVR *(A)	155	1,117,677
O’Reilly Automotive *(A)	46,262	4,368,983
Pool (A)	1,732	462,548
PulteGroup (A)	10,468	1,254,799
Ralph Lauren, Cl A (A)	2,428	776,134
Ross Stores (A)	17,848	2,836,404
Royal Caribbean Cruises (A)	13,711	3,932,726
Starbucks (A)	60,621	4,902,420

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tapestry (A)	12,357	$1,357,046
Tesla *(A)	152,812	69,767,847
TJX (A)	59,567	8,347,719
Tractor Supply (A)	27,976	1,513,781
Ulta Beauty *(A)	2,418	1,257,070
Williams-Sonoma (A)	7,257	1,410,325
Wynn Resorts (A)	5,177	616,011
Yum! Brands (A)	15,155	2,094,573
		334,583,353
Consumer Staples — 4.9%
Altria Group (A)	91,567	5,162,547
Archer-Daniels-Midland (A)	25,443	1,540,065
Brown-Forman, Cl B (A)	8,677	236,275
Bunge Global (A)	7,863	743,840
Church & Dwight (A)	12,762	1,119,100
Clorox (A)	7,253	815,672
Coca-Cola (A)	210,997	14,537,693
Colgate-Palmolive (A)	44,379	3,419,402
Conagra Brands (A)	26,417	454,108
Constellation Brands, Cl A (A)	7,484	983,248
Costco Wholesale (A)	24,154	22,015,163
Dollar General (A)	12,909	1,273,602
Dollar Tree *(A)	10,228	1,013,799
Estee Lauder, Cl A (A)	12,236	1,183,099
General Mills (A)	28,165	1,312,771
Hershey (A)	7,826	1,327,524
Hormel Foods (A)	14,752	318,496
J M Smucker (A)	6,221	644,184
Kellanova (A)	14,714	1,222,145
Kenvue (A)	101,694	1,461,343
Keurig Dr Pepper (A)	71,887	1,952,451
Kimberly-Clark (A)	18,116	2,168,666
Kraft Heinz (A)	44,820	1,108,399
Kroger (A)	33,092	2,105,644
Lamb Weston Holdings (A)	8,386	517,668
McCormick (A)	13,185	845,950
Molson Coors Beverage, Cl B (A)	9,353	408,913
Mondelez International, Cl A (A)	68,978	3,963,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *(A)	38,900	$2,599,687
PepsiCo (A)	74,589	10,896,707
Philip Morris International (A)	84,797	12,238,751
Procter & Gamble (A)	127,587	19,185,257
Sysco (A)	26,076	1,936,925
Target (A)	24,633	2,283,972
The Campbell’s Company (A)	9,970	300,396
Tyson Foods, Cl A (A)	15,678	806,006
Walmart (A)	239,055	24,187,585
		148,290,529
Energy — 2.9%
APA (A)	18,174	411,641
Baker Hughes, Cl A (A)	53,819	2,605,378
Chevron (A)	104,067	16,413,447
ConocoPhillips (A)	68,078	6,049,411
Coterra Energy (A)	41,824	989,556
Devon Energy (A)	33,447	1,086,693
Diamondback Energy (A)	11,163	1,598,430
EOG Resources (A)	29,815	3,155,620
EQT (A)	33,050	1,770,819
Expand Energy (A)	12,329	1,273,709
Exxon Mobil (A)	232,193	26,553,592
Halliburton (A)	44,690	1,199,480
Kinder Morgan (A)	106,701	2,794,499
Marathon Petroleum (A)	16,764	3,267,471
Occidental Petroleum (A)	38,026	1,566,671
ONEOK (A)	34,380	2,303,460
Phillips 66 (A)	22,073	3,005,018
SLB LTD (A)	79,367	2,861,974
Targa Resources (A)	11,760	1,811,511
Texas Pacific Land (A)	1,153	1,087,717
Valero Energy (A)	16,990	2,880,824
Williams (A)	64,975	3,760,103
		88,447,024
Financials — 13.3%
Aflac (A)	26,351	2,824,564
Allstate (A)	13,981	2,677,641

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express (A)	29,574	$10,668,229
American International Group (A)	29,370	2,319,055
Ameriprise Financial (A)	5,062	2,291,922
Aon PLC, Cl A (A)	11,721	3,993,110
Apollo Global Management (A)	24,818	3,085,126
Arch Capital Group (A)	19,598	1,691,503
Arthur J Gallagher (A)	14,037	3,502,091
Assurant (A)	3,121	660,778
Bank of America (A)	371,170	19,839,037
Bank of New York Mellon (A)	37,565	4,054,390
Berkshire Hathaway, Cl B *(A)	99,861	47,687,622
BlackRock Funding (A)	7,847	8,496,810
Blackstone (A)	39,394	5,776,736
Block, Cl A *(A)	29,128	2,211,980
Brown & Brown (A)	16,024	1,277,754
Capital One Financial (A)	34,242	7,532,898
Cboe Global Markets (A)	6,137	1,507,493
Charles Schwab (A)	91,155	8,615,971
Chubb (A)	19,714	5,459,595
Cincinnati Financial (A)	9,298	1,437,378
Citigroup (A)	100,302	10,153,571
Citizens Financial Group (A)	22,702	1,154,851
CME Group, Cl A (A)	19,789	5,253,782
Coinbase Global, Cl A *(A)	12,334	4,240,183
Corpay *(A)	4,171	1,085,920
Erie Indemnity, Cl A (A)	1,516	443,642
Everest Group (A)	2,619	823,728
FactSet Research Systems (A)	2,320	618,976
Fidelity National Information Services (A)	28,537	1,784,133
Fifth Third Bancorp (A)	34,921	1,453,412
Fiserv *(A)	28,918	1,928,541
Franklin Resources (A)	15,558	351,766
Global Payments (A)	12,696	987,241
Globe Life (A)	4,844	637,034
Goldman Sachs Group (A)	16,491	13,017,501
Hartford Financial Services Group (A)	15,360	1,907,405
Huntington Bancshares (A)	77,344	1,194,191
Interactive Brokers Group, Cl A (A)	23,915	1,682,659
Intercontinental Exchange (A)	31,209	4,565,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco (A)	22,967	$544,318
Jack Henry & Associates (A)	4,182	622,867
JPMorgan Chase (A)	149,749	46,589,909
KeyCorp (A)	48,758	857,653
KKR (A)	37,382	4,423,412
Loews (A)	8,920	888,075
M&T Bank (A)	7,427	1,365,603
Marsh & McLennan (A)	26,800	4,774,420
Mastercard, Cl A (A)	44,960	24,817,470
MetLife (A)	30,376	2,424,612
Moody’s (A)	8,542	4,102,723
Morgan Stanley (A)	64,935	10,649,340
MSCI, Cl A (A)	4,225	2,486,624
Nasdaq (A)	24,751	2,115,963
Northern Trust (A)	10,135	1,304,070
PayPal Holdings *(A)	50,801	3,518,985
PNC Financial Services Group (A)	21,697	3,960,787
Principal Financial Group (A)	10,664	896,203
Progressive (A)	31,946	6,580,876
Prudential Financial (A)	19,229	1,999,816
Raymond James Financial (A)	9,419	1,494,513
Regions Financial (A)	47,036	1,138,271
Robinhood Markets, Cl A *(A)	41,358	6,070,527
S&P Global (A)	17,028	8,296,212
State Street (A)	15,002	1,735,131
Synchrony Financial (A)	19,579	1,456,286
T Rowe Price Group (A)	11,485	1,177,557
Travelers (A)	12,239	3,287,640
Truist Financial (A)	68,598	3,061,529
US Bancorp (A)	82,909	3,870,192
Visa, Cl A (A)	92,513	31,522,880
W R Berkley (A)	16,399	1,169,905
Wells Fargo (A)	174,505	15,176,700
Willis Towers Watson PLC (A)	5,109	1,599,628
		406,876,481
Health Care — 9.3%
Abbott Laboratories (A)	93,854	11,602,232
AbbVie (A)	96,219	20,979,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies (A)	15,042	$2,201,547
Align Technology *(A)	4,250	585,990
Amgen (A)	29,336	8,754,743
Baxter International (A)	26,508	489,603
Becton Dickinson (A)	15,640	2,795,024
Biogen *(A)	8,674	1,338,138
Bio-Techne (A)	9,325	583,465
Boston Scientific *(A)	80,747	8,132,838
Bristol-Myers Squibb (A)	108,588	5,002,649
Cardinal Health (A)	13,043	2,488,213
Cencora (A)	10,374	3,504,441
Centene *(A)	24,356	861,472
Charles River Laboratories International *(A)	3,099	558,037
Cigna Group (A)	14,667	3,584,761
Cooper *(A)	10,436	729,581
CVS Health (A)	69,136	5,402,978
Danaher (A)	34,104	7,345,320
DaVita *(A)	2,661	316,712
Dexcom *(A)	20,646	1,202,010
Edwards Lifesciences *(A)	32,050	2,642,523
Elevance Health (A)	12,226	3,878,087
Eli Lilly (A)	43,299	37,360,975
GE HealthCare Technologies (A)	24,202	1,813,940
Gilead Sciences (A)	67,614	8,099,481
HCA Healthcare (A)	8,746	4,020,361
Henry Schein *(A)	5,161	326,175
Hologic *(A)	11,510	850,704
Humana (A)	6,328	1,760,386
IDEXX Laboratories *(A)	4,179	2,630,722
Incyte *(A)	9,501	888,154
Insulet *(A)	4,196	1,313,390
Intuitive Surgical *(A)	19,535	10,437,160
IQVIA Holdings *(A)	9,286	2,010,048
Johnson & Johnson (A)	131,168	24,773,700
Labcorp Holdings (A)	4,833	1,227,389
McKesson (A)	6,608	5,361,335
Medtronic PLC (A)	68,396	6,203,517
Merck (A)	136,081	11,700,244
Mettler-Toledo International *(A)	1,112	1,574,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *(A)	19,092	$518,539
Molina Healthcare *(A)	3,387	518,414
Pfizer (A)	309,836	7,637,457
Quest Diagnostics (A)	6,515	1,146,314
Regeneron Pharmaceuticals (A)	5,570	3,630,526
ResMed (A)	7,996	1,974,052
Revvity (A)	7,148	668,981
Solventum *(A)	8,146	562,400
STERIS PLC (A)	5,745	1,354,097
Stryker (A)	18,441	6,569,422
Thermo Fisher Scientific (A)	20,574	11,673,482
UnitedHealth Group (A)	49,331	16,849,496
Universal Health Services, Cl B (A)	3,576	776,028
Vertex Pharmaceuticals *(A)	13,641	5,805,200
Viatris (A)	60,386	625,599
Waters *(A)	3,627	1,267,999
West Pharmaceutical Services (A)	4,154	1,171,719
Zimmer Biomet Holdings (A)	10,846	1,090,674
Zoetis, Cl A (A)	24,428	3,519,831
		284,692,780
Industrials — 8.5%
3M (A)	28,347	4,719,775
A O Smith (A)	6,905	455,661
Allegion PLC (A)	5,036	834,818
AMETEK (A)	12,610	2,548,607
Automatic Data Processing (A)	21,592	5,620,398
Axon Enterprise *(A)	4,285	3,137,606
Boeing *(A)	41,201	8,282,225
Broadridge Financial Solutions (A)	6,153	1,356,121
Builders FirstSource *(A)	6,749	784,031
Carrier Global (A)	43,434	2,583,889
Caterpillar (A)	25,520	14,731,675
CH Robinson Worldwide (A)	6,969	1,073,156
Cintas (A)	18,920	3,467,468
Copart *(A)	48,577	2,089,297
CSX (A)	101,677	3,662,405
Cummins (A)	7,518	3,290,478
Dayforce *(A)	9,404	646,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere (A)	13,407	$6,189,073
Delta Air Lines (A)	34,301	1,968,191
Dover (A)	8,127	1,474,725
Eaton PLC (A)	21,215	8,094,795
EMCOR Group (A)	2,414	1,631,333
Emerson Electric (A)	30,974	4,323,041
Equifax (A)	6,524	1,377,216
Expeditors International of Washington (A)	8,277	1,008,966
Fastenal (A)	62,357	2,565,991
FedEx (A)	11,801	2,995,330
Fortive (A)	17,734	892,730
GE Aerospace (A)	57,764	17,846,188
GE Vernova (A)	14,833	8,679,382
Generac Holdings *(A)	3,615	607,392
General Dynamics (A)	13,778	4,752,032
Honeywell International (A)	33,981	6,841,395
Howmet Aerospace (A)	22,156	4,563,028
Hubbell, Cl B (A)	2,859	1,343,730
Huntington Ingalls Industries (A)	2,377	765,441
IDEX (A)	4,353	746,365
Illinois Tool Works (A)	14,574	3,554,890
Ingersoll Rand (A)	19,775	1,509,426
Jacobs Solutions (A)	7,211	1,123,546
JB Hunt Transport Services (A)	4,572	772,028
Johnson Controls International (A)	36,009	4,119,069
L3Harris Technologies (A)	10,236	2,959,228
Leidos Holdings (A)	6,738	1,283,387
Lennox International (A)	1,957	988,285
Lockheed Martin (A)	11,198	5,508,072
Masco (A)	11,005	712,684
Nordson (A)	3,302	765,899
Norfolk Southern (A)	12,186	3,453,269
Northrop Grumman (A)	7,408	4,322,198
Old Dominion Freight Line (A)	9,800	1,376,116
Otis Worldwide (A)	20,736	1,923,471
PACCAR (A)	28,659	2,820,046
Parker-Hannifin (A)	7,026	5,429,904
Paychex (A)	17,702	2,071,665
Paycom Software (A)	2,870	536,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC (A)	9,828	$1,045,208
Quanta Services (A)	8,106	3,640,648
Republic Services, Cl A (A)	11,077	2,306,674
Rockwell Automation (A)	6,141	2,262,099
Rollins (A)	15,416	888,116
RTX (A)	72,926	13,017,291
Snap-On (A)	3,201	1,074,096
Southwest Airlines (A)	27,410	830,523
Stanley Black & Decker (A)	9,123	617,810
Textron (A)	9,778	790,160
Trane Technologies PLC (A)	12,202	5,474,427
TransDigm Group (A)	3,067	4,013,200
Uber Technologies *(A)	113,621	10,964,426
Union Pacific (A)	32,318	7,121,918
United Airlines Holdings *(A)	17,689	1,663,474
United Parcel Service, Cl B (A)	40,359	3,891,415
United Rentals (A)	3,683	3,208,556
Veralto (A)	13,047	1,287,478
Verisk Analytics, Cl A (A)	7,634	1,670,014
Wabtec (A)	9,340	1,909,470
Waste Management (A)	20,209	4,037,152
WW Grainger (A)	2,473	2,421,067
Xylem (A)	13,297	2,005,852
		259,321,590
Information Technology — 37.3%
Accenture PLC, Cl A (A)	33,330	8,335,833
Adobe *(A)	22,657	7,710,404
Advanced Micro Devices *(A)	87,912	22,516,021
Akamai Technologies *(A)	8,888	667,489
Amphenol, Cl A (A)	66,531	9,270,430
Analog Devices (A)	26,575	6,222,005
Apple (A)	808,103	218,486,808
Applied Materials (A)	43,725	10,192,298
AppLovin, Cl A *(A)	14,752	9,401,892
Arista Networks *(A)	56,161	8,856,028
Autodesk *(A)	11,710	3,528,691
Broadcom (A)	256,126	94,671,853
Cadence Design Systems *(A)	14,521	4,918,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW (A)	7,885	$1,256,632
Cisco Systems (A)	215,713	15,770,777
Cognizant Technology Solutions, Cl A (A)	25,908	1,888,175
Corning (A)	42,520	3,787,682
Crowdstrike Holdings, Cl A *(A)	13,266	7,203,571
Datadog, Cl A *(A)	18,190	2,961,514
Dell Technologies, Cl C (A)	16,098	2,608,037
EPAM Systems *(A)	3,452	564,540
F5 *(A)	3,521	890,989
Fair Isaac *(A)	1,301	2,159,049
First Solar *(A)	6,277	1,675,582
Fortinet *(A)	34,642	2,994,108
Gartner *(A)	4,439	1,102,381
Gen Digital (A)	29,296	772,243
GoDaddy, Cl A *(A)	8,373	1,114,698
Hewlett Packard Enterprise (A)	69,458	1,696,164
HP (A)	49,472	1,368,890
Intel *(A)	233,654	9,343,823
International Business Machines (A)	50,745	15,599,520
Intuit (A)	15,198	10,145,425
Jabil (A)	5,611	1,239,414
Keysight Technologies *(A)	9,134	1,671,157
KLA (A)	7,034	8,502,277
Lam Research (A)	67,596	10,643,666
Microchip Technology (A)	28,538	1,781,342
Micron Technology (A)	60,968	13,642,809
Microsoft (A)	404,757	209,587,222
Monolithic Power Systems (A)	2,613	2,626,065
Motorola Solutions (A)	9,220	3,749,866
NetApp (A)	10,612	1,249,881
NVIDIA (A)	1,328,641	269,036,516
ON Semiconductor *(A)	21,456	1,074,516
Oracle (A)	90,259	23,702,916
Palantir Technologies, Cl A *(A)	123,870	24,832,219
Palo Alto Networks *(A)	35,619	7,844,729
PTC *(A)	7,086	1,406,854
QUALCOMM (A)	57,565	10,413,509
Roper Technologies (A)	5,785	2,580,978
Salesforce (A)	51,724	13,469,447

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings (A)	11,379	$2,911,659
ServiceNow *(A)	11,195	10,291,340
Skyworks Solutions (A)	7,695	598,055
Super Micro Computer *(A)	26,300	1,366,548
Synopsys *(A)	9,915	4,499,625
Teledyne Technologies *(A)	2,527	1,331,274
Teradyne (A)	9,661	1,755,983
Texas Instruments (A)	48,636	7,852,769
Trimble *(A)	13,038	1,039,781
Tyler Technologies *(A)	2,615	1,245,420
VeriSign (A)	4,710	1,129,458
Western Digital (A)	18,938	2,844,677
Workday, Cl A *(A)	11,789	2,828,417
Zebra Technologies, Cl A *(A)	3,132	843,291
		1,139,275,350
Materials — 1.7%
Air Products & Chemicals (A)	12,043	2,921,511
Albemarle (A)	6,859	673,760
Amcor PLC (A)	120,882	954,968
Avery Dennison (A)	4,636	810,790
Ball (A)	14,118	663,546
CF Industries Holdings (A)	8,445	703,384
Corteva (A)	36,917	2,268,180
Dow (A)	38,879	927,264
DuPont de Nemours (A)	22,137	1,807,486
Eastman Chemical (A)	6,738	401,046
Ecolab (A)	13,754	3,526,526
Freeport-McMoRan (A)	76,435	3,187,339
International Flavors & Fragrances (A)	13,349	840,587
International Paper (A)	27,759	1,072,608
Linde PLC (A)	25,462	10,650,755
LyondellBasell Industries, Cl A (A)	13,330	618,779
Martin Marietta Materials (A)	2,971	1,821,520
Mosaic (A)	16,419	450,702
Newmont (A)	59,880	4,848,484
Nucor (A)	12,546	1,882,527
Packaging Corp of America (A)	5,180	1,014,037
PPG Industries (A)	11,820	1,155,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams (A)	12,563	$4,333,481
Smurfit WestRock PLC (A)	27,409	1,011,940
Solstice Advanced Materials *	8,495	382,881
Steel Dynamics (A)	8,383	1,314,454
Vulcan Materials (A)	7,215	2,088,742
		52,332,702
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	9,109	530,326
American Tower ‡(A)	25,014	4,477,006
AvalonBay Communities ‡(A)	7,505	1,305,270
BXP ‡(A)	8,587	611,308
Camden Property Trust ‡(A)	6,240	620,755
CBRE Group, Cl A *(A)	15,999	2,438,728
CoStar Group *(A)	22,438	1,543,959
Crown Castle ‡(A)	23,775	2,144,980
Digital Realty Trust ‡(A)	17,319	2,951,331
Equinix ‡(A)	5,277	4,464,395
Equity Residential ‡(A)	18,355	1,091,021
Essex Property Trust ‡(A)	3,923	987,694
Extra Space Storage ‡(A)	11,300	1,509,002
Federal Realty Investment Trust ‡(A)	4,412	424,390
Healthpeak Properties ‡(A)	36,029	646,721
Host Hotels & Resorts ‡(A)	33,129	530,727
Invitation Homes ‡(A)	30,926	870,567
Iron Mountain ‡(A)	15,616	1,607,667
Kimco Realty ‡(A)	35,280	728,885
Mid-America Apartment Communities ‡(A)	6,874	881,453
ProLogis ‡(A)	49,606	6,155,609
Public Storage ‡(A)	8,618	2,400,630
Realty Income ‡(A)	48,678	2,822,350
Regency Centers ‡(A)	9,683	667,643
SBA Communications, Cl A ‡(A)	6,313	1,208,813
Simon Property Group ‡(A)	17,811	3,130,461
UDR ‡(A)	16,589	558,883
Ventas ‡(A)	24,054	1,774,945
VICI Properties, Cl A ‡(A)	58,266	1,747,397
Welltower ‡(A)	36,454	6,599,632

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡(A)	37,753	$868,319
		58,300,867
Utilities — 2.4%
AES (A)	39,193	543,607
Alliant Energy (A)	13,391	894,787
Ameren (A)	14,247	1,453,479
American Electric Power (A)	29,045	3,492,952
American Water Works (A)	10,350	1,329,250
Atmos Energy (A)	9,442	1,621,380
CenterPoint Energy (A)	35,706	1,365,397
CMS Energy (A)	15,743	1,157,898
Consolidated Edison (A)	20,419	1,989,015
Constellation Energy (A)	16,701	6,296,277
Dominion Energy (A)	46,572	2,733,311
DTE Energy (A)	11,036	1,495,819
Duke Energy (A)	42,944	5,337,939
Edison International (A)	20,173	1,117,181
Entergy (A)	23,689	2,276,276
Evergy (A)	11,964	918,955
Eversource Energy (A)	19,487	1,438,335
Exelon (A)	53,611	2,472,539
FirstEnergy (A)	27,271	1,249,830
NextEra Energy (A)	110,070	8,959,698
NiSource (A)	25,780	1,085,596
NRG Energy (A)	10,425	1,791,640
PG&E (A)	120,049	1,915,982
Pinnacle West Capital (A)	6,656	589,189
PPL (A)	39,034	1,425,522
Public Service Enterprise Group (A)	27,250	2,195,260
Sempra (A)	34,615	3,182,503
Southern (A)	58,638	5,514,318
Vistra (A)	16,993	3,199,782
WEC Energy Group (A)	17,089	1,909,354
Xcel Energy (A)	32,279	2,620,086
		73,573,157
TOTAL UNITED STATES		3,165,597,274
TOTAL COMMON STOCK (Cost $1,959,507,829)		3,172,453,065

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.1%
Domestic Equity — 0.1%
Global X U.S. 500 ETF *(A)(B)	40,000	$3,295,964
TOTAL EXCHANGE-TRADED FUND (Cost $3,178,873)		3,295,964
TOTAL INVESTMENTS — 103.9% (Cost $1,962,686,702)		$3,175,749,029

WRITTEN OPTIONS— (4.0)%
(Premiums Received $(80,410,311))		$(123,527,015)

Percentages are based on Net Assets of $3,056,888,948.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.0)%
Call Options
S&P 500 Index	(4,643)	$(3,175,904,860)	$6,620.00	11/21/2025	$(123,527,015)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,175,366,148.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,172,453,065	$—	$—	$3,172,453,065
Exchange-Traded Fund	3,295,964	—	—	3,295,964
Total Investments in Securities	$3,175,749,029	$—	$—	$3,175,749,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(123,527,015)	$—	$—	$(123,527,015)
Total Other Financial Instruments	$(123,527,015)	$—	$—	$(123,527,015)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X U.S. 500 ETF
$—	$3,178,873	$—	$117,091	$—	$3,295,964	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 105.8%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *(A)	22,524	$52,419,204

CANADA — 1.5%
Industrials — 0.4%
Thomson Reuters (A)	197,976	30,302,207

Information Technology — 1.1%
Shopify, Cl A *(A)	535,440	93,091,598

TOTAL CANADA		123,393,805
CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *(A)	287,427	38,765,280

NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding (A)	36,453	38,612,111
NXP Semiconductors (A)	110,882	23,187,644

TOTAL NETHERLANDS		61,799,755
UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC (A)	201,314	17,882,723

Health Care — 0.3%
AstraZeneca PLC ADR (A)	252,091	20,772,298

Information Technology — 0.1%
ARM Holdings PLC ADR *(A)	58,163	9,877,241

TOTAL UNITED KINGDOM		48,532,262
UNITED STATES — 101.8%
Communication Services — 15.6%
Alphabet, Cl A (A)	1,038,043	291,887,311
Alphabet, Cl C (A)	968,721	273,004,952
Charter Communications, Cl A *(A)	60,121	14,058,695

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A (A)	1,616,440	$44,993,607
Electronic Arts (A)	110,035	22,013,602
Meta Platforms, Cl A (A)	387,166	251,019,076
Netflix *(A)	186,531	208,702,075
Take-Two Interactive Software *(A)	80,828	20,721,874
T-Mobile US (A)	493,797	103,722,060
Trade Desk, Cl A *(A)	187,859	9,445,551
Warner Bros Discovery *(A)	1,086,966	24,402,387
		1,263,971,190
Consumer Discretionary — 12.8%
Airbnb, Cl A *(A)	188,376	23,837,099
Amazon.com *(A)	1,902,777	464,696,199
Booking Holdings (A)	14,399	73,114,378
DoorDash, Cl A *(A)	176,505	44,897,577
Lululemon Athletica *(A)	48,131	8,208,261
Marriott International, Cl A (A)	118,911	30,985,828
O’Reilly Automotive *(A)	372,459	35,175,028
Ross Stores (A)	143,619	22,823,932
Starbucks (A)	498,810	40,338,765
Tesla *(A)	650,283	296,893,206
		1,040,970,273
Consumer Staples — 4.4%
Costco Wholesale (A)	194,772	177,524,939
Keurig Dr Pepper (A)	596,195	16,192,656
Kraft Heinz (A)	519,646	12,850,846
Mondelez International, Cl A (A)	568,107	32,643,428
Monster Beverage *(A)	428,732	28,652,160
PepsiCo (A)	600,922	87,788,695
		355,652,724
Energy — 0.5%
Baker Hughes, Cl A (A)	432,931	20,958,190
Diamondback Energy (A)	126,921	18,173,818
		39,132,008
Financials — 0.4%
PayPal Holdings *(A)	419,380	29,050,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.4%
Amgen (A)	236,364	$70,538,108
Biogen *(A)	62,102	9,580,475
Dexcom *(A)	171,971	10,012,152
GE HealthCare Technologies (A)	200,586	15,033,921
Gilead Sciences (A)	544,498	65,225,415
IDEXX Laboratories *(A)	34,980	22,020,260
Intuitive Surgical *(A)	157,573	84,188,102
Regeneron Pharmaceuticals (A)	45,717	29,798,341
Vertex Pharmaceuticals *(A)	112,782	47,996,636
		354,393,410
Industrials — 3.6%
Automatic Data Processing (A)	177,697	46,254,529
Axon Enterprise *(A)	34,314	25,125,740
Cintas (A)	176,779	32,398,288
Copart *(A)	424,515	18,258,390
CSX (A)	818,110	29,468,322
Fastenal (A)	503,669	20,725,980
Honeywell International (A)	278,688	56,108,255
Old Dominion Freight Line (A)	92,246	12,953,183
PACCAR (A)	230,473	22,678,543
Paychex (A)	158,076	18,499,634
Verisk Analytics, Cl A (A)	61,509	13,455,709
		295,926,573
Information Technology — 57.3%
Adobe *(A)	186,208	63,368,444
Advanced Micro Devices *(A)	712,538	182,495,233
Analog Devices (A)	215,746	50,512,611
Apple (A)	2,647,773	715,878,386
Applied Materials (A)	349,420	81,449,802
AppLovin, Cl A *(A)	134,985	86,029,990
Atlassian, Cl A *(A)	72,749	12,325,136
Autodesk *(A)	93,948	28,310,290
Broadcom (A)	1,387,852	512,991,735
Cadence Design Systems *(A)	119,370	40,429,425
CDW (A)	55,065	8,775,709
Cisco Systems (A)	1,738,483	127,100,492
Cognizant Technology Solutions, Cl A (A)	214,164	15,608,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *(A)	110,367	$59,930,385
Datadog, Cl A *(A)	141,931	23,107,786
Fortinet *(A)	336,489	29,082,744
GLOBALFOUNDRIES *(A)	232,698	8,284,049
Intel *(A)	1,921,493	76,840,505
Intuit (A)	122,238	81,599,977
KLA (A)	58,064	70,184,279
Lam Research (A)	555,523	87,472,652
Marvell Technology (A)	378,502	35,480,777
Microchip Technology (A)	236,949	14,790,357
Micron Technology (A)	491,001	109,871,294
Microsoft (A)	1,325,947	686,588,616
NVIDIA (A)	4,335,714	877,938,728
ON Semiconductor *(A)	171,769	8,602,192
Palantir Technologies, Cl A *(A)	998,567	200,182,726
Palo Alto Networks *(A)	293,796	64,705,631
QUALCOMM (A)	473,739	85,699,385
Roper Technologies (A)	47,247	21,079,249
Strategy, Cl A *(A)	113,573	30,609,059
Synopsys *(A)	81,083	36,797,087
Texas Instruments (A)	398,836	64,396,061
Workday, Cl A *(A)	95,281	22,859,818
Zscaler *(A)	68,609	22,719,184
		4,644,098,066
Materials — 1.1%
Linde PLC (A)	206,072	86,199,918
Solstice Advanced Materials *	69,816	3,146,607
		89,346,525
Real Estate — 0.2%
CoStar Group *(A)	185,964	12,796,183

Utilities — 1.5%
American Electric Power (A)	234,779	28,234,522
Constellation Energy (A)	137,104	51,688,208
Exelon (A)	443,077	20,434,711

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy (A)	259,375	$21,053,469
		121,410,910
TOTAL UNITED STATES		8,246,748,314
TOTAL COMMON STOCK (Cost $4,336,317,977)		8,571,658,620
TOTAL INVESTMENTS — 105.8% (Cost $4,336,317,977)		$8,571,658,620

WRITTEN OPTIONS— (5.9)%
(Premiums Received $(277,192,613))		$(481,225,940)

Percentages are based on Net Assets of $8,098,696,155.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (5.9)%
Call Options
Nasdaq-100	(3,314)	$(8,569,384,282)	$24,600.00	11/21/2025	$(481,225,940)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,560,555,888.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,571,658,620	$—	$—	$8,571,658,620
Total Investments in Securities	$8,571,658,620	$—	$—	$8,571,658,620

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(481,225,940)	$—	$—	$(481,225,940)
Total Other Financial Instruments	$(481,225,940)	$—	$—	$(481,225,940)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 102.8%
Domestic Equity — 102.8%
Global X Russell 2000 ETF (A)(B)(C)	13,341,859	$1,290,083,051
TOTAL EXCHANGE-TRADED FUND (Cost $1,061,298,678)		1,290,083,051

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
Inhibrx CVR# *(D)	15,798	10,268
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—
TOTAL RIGHTS (Cost $–)		20,425

	Number of Warrants
WARRANTS — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	3,404
TOTAL WARRANTS (Cost $–)		3,404
TOTAL INVESTMENTS — 102.8% (Cost $1,061,298,678)		$1,290,106,880

WRITTEN OPTIONS — (2.9)%
(Premiums Received $(40,144,029))		$(36,860,240)

Percentages are based on Net Assets of $1,254,506,115.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 Covered Call ETF

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.9)%
Call Options
Russell 2000 Index	(5,177)	$(1,283,575,544)	$2,450.00	11/21/2025	$(36,860,240)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,290,083,051.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,290,083,051	$—	$—	$1,290,083,051
Rights	—	—	20,425	20,425
Warrants	—	—	3,404	3,404
Total Investments in Securities	$1,290,083,051	$—	$23,829	$1,290,106,880

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(36,860,240)	$—	$—	$(36,860,240)
Total Other Financial Instruments	$(36,860,240)	$—	$—	$(36,860,240)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X Russell 2000 ETF

$1,424,845,753	$279,520,509	$(564,260,211)	$115,570,018	$34,406,982	$1,290,083,051	$21,111,671	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 102.8%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	329	$765,669

CANADA — 1.5%
Industrials — 0.4%
Thomson Reuters	2,925	447,701

Information Technology — 1.1%
Shopify, Cl A *	7,921	1,377,145

TOTAL CANADA		1,824,846
CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	4,339	585,201

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding (A)	548	580,458
NXP Semiconductors	1,637	342,329

TOTAL NETHERLANDS		922,787
UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	2,973	264,092

Health Care — 0.3%
AstraZeneca PLC ADR	3,812	314,109

Information Technology — 0.1%
ARM Holdings PLC ADR *	886	150,460

TOTAL UNITED KINGDOM		728,661
UNITED STATES — 98.9%
Communication Services — 15.2%
Alphabet, Cl A (A)	15,353	4,317,110
Alphabet, Cl C (A)	14,328	4,037,917
Charter Communications, Cl A *	886	207,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A (A)	23,912	$665,591
Electronic Arts	1,625	325,098
Meta Platforms, Cl A (A)	5,723	3,710,507
Netflix *(A)	2,760	3,088,054
Take-Two Interactive Software *	1,198	307,131
T-Mobile US	7,307	1,534,835
Trade Desk, Cl A *	2,893	145,460
Warner Bros Discovery *	16,071	360,794
		18,699,679
Consumer Discretionary — 12.5%
Airbnb, Cl A *(A)	2,787	352,667
Amazon.com *(A)	28,143	6,873,083
Booking Holdings (A)	213	1,081,558
DoorDash, Cl A *	2,610	663,906
Lululemon Athletica *	746	127,223
Marriott International, Cl A	1,760	458,621
O’Reilly Automotive *	5,512	520,553
Ross Stores	2,122	337,228
Starbucks	7,379	596,740
Tesla *	9,621	4,392,564
		15,404,143
Consumer Staples — 4.3%
Costco Wholesale (A)	2,879	2,624,065
Keurig Dr Pepper	8,822	239,606
Kraft Heinz	7,685	190,050
Mondelez International, Cl A	8,403	482,836
Monster Beverage *	6,342	423,836
PepsiCo	8,890	1,298,740
		5,259,133
Energy — 0.5%
Baker Hughes, Cl A	6,402	309,921
Diamondback Energy	1,882	269,483
		579,404
Financials — 0.3%
PayPal Holdings *	6,201	429,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.2%
Amgen (A)	3,498	$1,043,908
Biogen *	950	146,557
Dexcom *	2,545	148,170
GE HealthCare Technologies	2,963	222,077
Gilead Sciences	8,057	965,148
IDEXX Laboratories *	510	321,050
Intuitive Surgical *	2,329	1,244,338
Regeneron Pharmaceuticals	679	442,572
Vertex Pharmaceuticals *	1,664	708,148
		5,241,968
Industrials — 3.5%
Automatic Data Processing	2,627	683,808
Axon Enterprise *	507	371,241
Cintas	2,614	479,068
Copart *	6,275	269,888
CSX	12,105	436,022
Fastenal	7,449	306,526
Honeywell International (A)	4,121	829,681
Old Dominion Freight Line	1,362	191,252
PACCAR	3,407	335,249
Paychex	2,336	273,382
Verisk Analytics, Cl A	906	198,196
		4,374,313
Information Technology — 55.7%
Adobe *(A)	2,756	937,894
Advanced Micro Devices *(A)	10,537	2,698,737
Analog Devices	3,195	748,045
Apple (A)	39,162	10,588,230
Applied Materials (A)	5,174	1,206,059
AppLovin, Cl A *	1,998	1,273,385
Atlassian, Cl A *	1,082	183,313
Autodesk *	1,387	417,959
Broadcom (A)	20,526	7,587,025
Cadence Design Systems *	1,767	598,465
CDW	850	135,465
Cisco Systems (A)	25,709	1,879,585
Cognizant Technology Solutions, Cl A	3,172	231,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	1,629	$884,563
Datadog, Cl A *	2,098	341,575
Fortinet *	4,974	429,903
GLOBALFOUNDRIES *	3,604	128,302
Intel *	28,419	1,136,476
Intuit	1,808	1,206,930
KLA	853	1,031,055
Lam Research	8,216	1,293,691
Marvell Technology	5,599	524,850
Microchip Technology	3,506	218,845
Micron Technology (A)	7,267	1,626,137
Microsoft (A)	19,615	10,156,843
NVIDIA (A)	64,129	12,985,481
ON Semiconductor *	2,658	133,113
Palantir Technologies, Cl A *	14,764	2,959,739
Palo Alto Networks *	4,345	956,943
QUALCOMM	7,004	1,267,024
Roper Technologies	700	312,305
Strategy, Cl A *	1,712	461,401
Synopsys *	1,202	545,492
Texas Instruments	5,906	953,583
Workday, Cl A *	1,406	337,328
Zscaler *	1,002	331,802
		68,708,718
Materials — 1.1%
Linde PLC (A)	3,042	1,272,469
Solstice Advanced Materials *	1,030	46,422
		1,318,891
Real Estate — 0.1%
CoStar Group *	2,752	189,365

Utilities — 1.5%
American Electric Power	3,475	417,904
Constellation Energy	2,028	764,556
Exelon	6,557	302,409

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,837	$311,449
		1,796,318
TOTAL UNITED STATES		122,001,475
TOTAL COMMON STOCK (Cost $77,515,316)		126,828,639
TOTAL INVESTMENTS — 102.8% (Cost $77,515,316)		$126,828,639

WRITTEN OPTIONS— (2.8)%
(Premiums Received $(2,009,898))		$(3,485,040)

Percentages are based on Net Assets of $123,390,041.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.8)%
Call Options
Nasdaq-100	(24)	$(62,059,512)	$24,600.00	11/21/2025	$(3,485,040)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $73,225,049.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,828,639	$—	$—	$126,828,639
Total Investments in Securities	$126,828,639	$—	$—	$126,828,639

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,485,040)	$—	$—	$(3,485,040)
Total Other Financial Instruments	$(3,485,040)	$—	$—	$(3,485,040)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.8%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	240	$50,189

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	278	68,668

UNITED STATES — 101.6%
Communication Services — 10.3%
Alphabet, Cl A (A)	5,578	1,568,478
Alphabet, Cl C (A)	4,478	1,261,990
AT&T (A)	6,855	169,661
Charter Communications, Cl A *(A)	94	21,981
Comcast, Cl A (A)	3,530	98,258
Electronic Arts (A)	213	42,613
Fox, Cl A (A)	194	12,542
Fox, Cl B (A)	141	8,236
Interpublic Group	349	8,955
Live Nation Entertainment *	150	22,429
Match Group	220	7,115
Meta Platforms, Cl A (A)	2,080	1,348,568
Netflix *	407	455,376
News, Cl A	359	9,513
News, Cl B	117	3,565
Omnicom Group	179	13,429
Paramount Skydance Corp, Cl B	293	4,509
Take-Two Interactive Software *	168	43,070
TKO Group Holdings, Cl A	64	12,058
T-Mobile US	466	97,883
Trade Desk, Cl A *	417	20,967
Verizon Communications	4,042	160,629
Walt Disney (A)	1,724	194,157
Warner Bros Discovery *	2,371	53,229
		5,639,211
Consumer Discretionary — 10.7%
Airbnb, Cl A *(A)	406	51,375
Amazon.com *(A)	9,307	2,272,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
APTIV PLC *	203	$16,463
AutoZone *(A)	16	58,791
Best Buy (A)	188	15,442
Booking Holdings (A)	32	162,488
Carnival *(A)	1,039	29,954
Chipotle Mexican Grill, Cl A *(A)	1,285	40,722
Darden Restaurants (A)	109	19,636
Deckers Outdoor *(A)	143	11,655
Domino’s Pizza (A)	35	13,946
DoorDash, Cl A *	355	90,301
DR Horton (A)	263	39,208
eBay (A)	438	35,614
Expedia Group (A)	115	25,300
Ford Motor (A)	3,744	49,159
Garmin (A)	148	31,663
General Motors (A)	912	63,010
Genuine Parts (A)	130	16,550
Hasbro (A)	127	9,691
Hilton Worldwide Holdings (A)	223	57,302
Home Depot (A)	954	362,129
Las Vegas Sands	285	16,915
Lennar, Cl A	214	26,487
LKQ	245	7,830
Lowe’s	536	127,638
Lululemon Athletica *	105	17,907
Marriott International, Cl A	214	55,764
McDonald’s	677	202,037
MGM Resorts International *	184	5,894
Mohawk Industries *	48	5,455
NIKE, Cl B	1,138	73,503
Norwegian Cruise Line Holdings *(A)	431	9,663
NVR *	3	21,633
O’Reilly Automotive *	806	76,119
Pool	29	7,745
PulteGroup	185	22,176
Ralph Lauren, Cl A	36	11,508
Ross Stores	313	49,742
Royal Caribbean Cruises (A)	239	68,552
Starbucks	1,089	88,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tapestry	199	$21,854
Tesla *(A)	2,691	1,228,603
TJX	1,059	148,408
Tractor Supply	497	26,893
Ulta Beauty *	50	25,994
Williams-Sonoma	115	22,349
Wynn Resorts	79	9,400
Yum! Brands	263	36,349
		5,887,840
Consumer Staples — 4.7%
Altria Group (A)	1,610	90,772
Archer-Daniels-Midland (A)	453	27,420
Brown-Forman, Cl B (A)	167	4,547
Bunge Global (A)	134	12,676
Church & Dwight (A)	229	20,081
Clorox (A)	117	13,158
Coca-Cola (A)	3,714	255,895
Colgate-Palmolive (A)	766	59,020
Conagra Brands (A)	456	7,839
Constellation Brands, Cl A (A)	132	17,342
Costco Wholesale (A)	423	385,543
Dollar General (A)	213	21,015
Dollar Tree *(A)	181	17,941
Estee Lauder, Cl A	225	21,755
General Mills (A)	512	23,864
Hershey (A)	140	23,748
Hormel Foods (A)	277	5,980
J M Smucker	94	9,734
Kellanova	253	21,014
Kenvue	1,837	26,398
Keurig Dr Pepper	1,301	35,335
Kimberly-Clark	318	38,068
Kraft Heinz	815	20,155
Kroger	574	36,524
Lamb Weston Holdings	124	7,655
McCormick	236	15,142
Molson Coors Beverage, Cl B	153	6,689
Mondelez International, Cl A	1,240	71,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	673	$44,977
PepsiCo	1,313	191,816
Philip Morris International	1,492	215,340
Procter & Gamble	2,246	337,731
Sysco	457	33,946
Target	435	40,333
The Campbell’s Company (A)	187	5,634
Tyson Foods, Cl A	272	13,984
Walmart	4,209	425,867
		2,606,188
Energy — 2.8%
APA (A)	341	7,724
Baker Hughes, Cl A (A)	944	45,699
Chevron (A)	1,845	290,993
ConocoPhillips (A)	1,187	105,477
Coterra Energy (A)	729	17,248
Devon Energy (A)	607	19,721
Diamondback Energy (A)	181	25,917
EOG Resources (A)	523	55,354
EQT (A)	597	31,987
Expand Energy	228	23,555
Exxon Mobil (A)	4,088	467,504
Halliburton (A)	815	21,875
Kinder Morgan	1,873	49,054
Marathon Petroleum	292	56,914
Occidental Petroleum	679	27,975
ONEOK	603	40,401
Phillips 66	382	52,005
SLB LTD (A)	1,429	51,530
Targa Resources	203	31,270
Texas Pacific Land	21	19,811
Valero Energy	292	49,511
Williams	1,170	67,708
		1,559,233
Financials — 13.1%
Aflac (A)	457	48,986
Allstate (A)	248	47,497

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express (A)	515	$185,776
American International Group (A)	522	41,217
Ameriprise Financial (A)	95	43,013
Aon PLC, Cl A (A)	205	69,839
Apollo Global Management	437	54,323
Arch Capital Group (A)	349	30,122
Arthur J Gallagher (A)	244	60,876
Assurant (A)	50	10,586
Bank of America (A)	6,534	349,242
Bank of New York Mellon (A)	667	71,989
Berkshire Hathaway, Cl B *(A)	1,758	839,515
BlackRock Funding	138	149,428
Blackstone (A)	703	103,088
Block, Cl A *	518	39,337
Brown & Brown (A)	280	22,327
Capital One Financial (A)	608	133,754
Cboe Global Markets (A)	96	23,581
Charles Schwab	1,636	154,635
Chubb (A)	360	99,698
Cincinnati Financial (A)	149	23,034
Citigroup (A)	1,765	178,671
Citizens Financial Group (A)	404	20,551
CME Group, Cl A (A)	347	92,125
Coinbase Global, Cl A *	209	71,850
Corpay *(A)	75	19,526
Erie Indemnity, Cl A	29	8,487
Everest Group (A)	35	11,008
FactSet Research Systems (A)	32	8,538
Fidelity National Information Services (A)	500	31,260
Fifth Third Bancorp (A)	624	25,971
Fiserv *(A)	514	34,279
Franklin Resources (A)	291	6,580
Global Payments (A)	228	17,729
Globe Life (A)	77	10,126
Goldman Sachs Group (A)	295	232,864
Hartford Financial Services Group (A)	267	33,156
Huntington Bancshares (A)	1,402	21,647
Interactive Brokers Group, Cl A	421	29,622
Intercontinental Exchange	543	79,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco (A)	425	$10,072
Jack Henry & Associates (A)	76	11,319
JPMorgan Chase (A)	2,637	820,423
KeyCorp	891	15,673
KKR	653	77,269
Loews	157	15,631
M&T Bank	146	26,845
Marsh & McLennan	471	83,909
Mastercard, Cl A	791	436,624
MetLife	527	42,065
Moody’s	152	73,006
Morgan Stanley	1,154	189,256
MSCI, Cl A	81	47,673
Nasdaq	434	37,103
Northern Trust	179	23,032
PayPal Holdings *	915	63,382
PNC Financial Services Group	373	68,091
Principal Financial Group	189	15,884
Progressive	564	116,184
Prudential Financial	331	34,424
Raymond James Financial	166	26,339
Regions Financial	853	20,643
Robinhood Markets, Cl A *	734	107,737
S&P Global	301	146,650
State Street	269	31,113
Synchrony Financial	349	25,959
T Rowe Price Group	206	21,121
Travelers	214	57,485
Truist Financial	1,235	55,118
US Bancorp	1,491	69,600
Visa, Cl A	1,629	555,065
W R Berkley (A)	283	20,189
Wells Fargo	3,071	267,085
Willis Towers Watson PLC (A)	96	30,058
		7,177,315
Health Care — 9.1%
Abbott Laboratories (A)	1,669	206,322
AbbVie (A)	1,694	369,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies (A)	269	$39,371
Align Technology *(A)	70	9,652
Amgen (A)	518	154,587
Baxter International (A)	490	9,050
Becton Dickinson (A)	273	48,788
Biogen *(A)	138	21,289
Bio-Techne (A)	149	9,323
Boston Scientific *(A)	1,420	143,022
Bristol-Myers Squibb (A)	1,951	89,882
Cardinal Health (A)	226	43,114
Cencora (A)	186	62,833
Centene *(A)	446	15,775
Charles River Laboratories International *(A)	45	8,103
Cigna Group (A)	255	62,324
Cooper *(A)	191	13,353
CVS Health (A)	1,216	95,030
Danaher (A)	611	131,597
DaVita *(A)	32	3,809
Dexcom *(A)	368	21,425
Edwards Lifesciences *(A)	562	46,337
Elevance Health (A)	213	67,564
Eli Lilly (A)	762	657,499
GE HealthCare Technologies (A)	431	32,303
Gilead Sciences (A)	1,180	141,352
HCA Healthcare (A)	162	74,468
Henry Schein *	91	5,751
Hologic *(A)	212	15,669
Humana (A)	114	31,714
IDEXX Laboratories *	85	53,508
Incyte *	152	14,209
Insulet *	72	22,537
Intuitive Surgical *	345	184,327
IQVIA Holdings *	161	34,850
Johnson & Johnson	2,309	436,101
Labcorp Holdings	85	21,587
McKesson	121	98,172
Medtronic PLC (A)	1,228	111,380
Merck	2,395	205,922
Mettler-Toledo International *	23	32,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	330	$8,963
Molina Healthcare *	51	7,806
Pfizer	5,450	134,342
Quest Diagnostics	101	17,771
Regeneron Pharmaceuticals	99	64,528
ResMed	139	34,316
Revvity	108	10,108
Solventum *	141	9,735
STERIS PLC (A)	90	21,213
Stryker	330	117,559
Thermo Fisher Scientific	363	205,962
UnitedHealth Group (A)	868	296,474
Universal Health Services, Cl B	58	12,587
Vertex Pharmaceuticals *	247	105,116
Viatris	1,113	11,531
Waters *	63	22,025
West Pharmaceutical Services	73	20,591
Zimmer Biomet Holdings	192	19,307
Zoetis, Cl A	421	60,662
		5,026,430
Industrials — 8.3%
3M	504	83,916
A O Smith	106	6,995
Allegion PLC (A)	86	14,256
AMETEK (A)	219	44,262
Automatic Data Processing (A)	385	100,215
Axon Enterprise *(A)	76	55,649
Boeing *(A)	718	144,332
Broadridge Financial Solutions (A)	110	24,244
Builders FirstSource *(A)	104	12,082
Carrier Global (A)	756	44,974
Caterpillar (A)	456	263,231
CH Robinson Worldwide (A)	107	16,477
Cintas (A)	323	59,196
Copart *(A)	843	36,257
CSX (A)	1,786	64,332
Cummins (A)	130	56,898
Dayforce *(A)	144	9,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere (A)	243	$112,176
Delta Air Lines (A)	613	35,174
Dover (A)	130	23,590
Eaton PLC (A)	376	143,467
EMCOR Group	43	29,059
Emerson Electric (A)	533	74,391
Equifax (A)	115	24,276
Expeditors International of Washington (A)	130	15,847
Fastenal (A)	1,099	45,224
FedEx (A)	205	52,033
Fortive (A)	313	15,756
GE Aerospace (A)	1,010	312,039
GE Vernova (A)	265	155,062
Generac Holdings *(A)	61	10,249
General Dynamics (A)	240	82,776
Honeywell International (A)	604	121,603
Howmet Aerospace (A)	382	78,673
Hubbell, Cl B (A)	57	26,790
Huntington Ingalls Industries	45	14,491
IDEX	71	12,174
Illinois Tool Works (A)	253	61,712
Ingersoll Rand	339	25,876
Jacobs Solutions	113	17,607
JB Hunt Transport Services (A)	79	13,340
Johnson Controls International (A)	621	71,036
L3Harris Technologies	185	53,484
Leidos Holdings	123	23,428
Lennox International	34	17,170
Lockheed Martin	202	99,360
Masco	201	13,017
Nordson	51	11,829
Norfolk Southern	213	60,360
Northrop Grumman	132	77,015
Old Dominion Freight Line	173	24,293
Otis Worldwide	376	34,878
PACCAR	503	49,495
Parker-Hannifin	120	92,740
Paychex	304	35,577
Paycom Software	47	8,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC (A)	156	$16,591
Quanta Services	137	61,531
Republic Services, Cl A	188	39,149
Rockwell Automation	106	39,046
Rollins	263	15,151
RTX	1,283	229,016
Snap-On	56	18,791
Southwest Airlines	502	15,211
Stanley Black & Decker	141	9,549
Textron	172	13,899
Trane Technologies PLC (A)	217	97,357
TransDigm Group	55	71,968
Uber Technologies *	1,999	192,904
Union Pacific	563	124,068
United Airlines Holdings *	311	29,246
United Parcel Service, Cl B	696	67,108
United Rentals	62	54,013
Veralto	234	23,091
Verisk Analytics, Cl A	136	29,751
Wabtec	166	33,937
Waste Management	351	70,119
WW Grainger (A)	41	40,139
Xylem	230	34,696
		4,539,406
Information Technology — 36.6%
Accenture PLC, Cl A (A)	592	148,059
Adobe *(A)	411	139,867
Advanced Micro Devices *(A)	1,556	398,523
Akamai Technologies *(A)	137	10,289
Amphenol, Cl A (A)	1,161	161,774
Analog Devices (A)	475	111,212
Apple (A)	14,231	3,847,635
Applied Materials (A)	763	177,855
AppLovin, Cl A *	259	165,068
Arista Networks *	980	154,536
Autodesk *(A)	203	61,172
Broadcom (A)	4,510	1,667,031
Cadence Design Systems *(A)	269	91,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW (A)	126	$20,081
Cisco Systems (A)	3,797	277,599
Cognizant Technology Solutions, Cl A (A)	461	33,598
Corning (A)	744	66,276
Crowdstrike Holdings, Cl A *(A)	238	129,236
Datadog, Cl A *	304	49,494
Dell Technologies, Cl C	284	46,011
EPAM Systems *(A)	52	8,504
F5 *(A)	49	12,399
Fair Isaac *(A)	23	38,169
First Solar *(A)	98	26,160
Fortinet *(A)	616	53,241
Gartner *(A)	80	19,867
Gen Digital	535	14,103
GoDaddy, Cl A *(A)	134	17,839
Hewlett Packard Enterprise (A)	1,256	30,672
HP (A)	899	24,875
Intel *(A)	4,196	167,798
International Business Machines	885	272,058
Intuit	267	178,236
Jabil	100	22,089
Keysight Technologies *	167	30,554
KLA	126	152,301
Lam Research	1,204	189,582
Microchip Technology	507	31,647
Micron Technology	1,073	240,105
Microsoft (A)	7,128	3,690,950
Monolithic Power Systems	44	44,220
Motorola Solutions	164	66,700
NetApp	188	22,143
NVIDIA (A)	23,399	4,738,064
ON Semiconductor *	382	19,131
Oracle	1,589	417,287
Palantir Technologies, Cl A *	2,181	437,225
Palo Alto Networks *	636	140,073
PTC *	112	22,237
QUALCOMM	1,027	185,784
Roper Technologies	101	45,061
Salesforce	908	236,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings (A)	206	$52,711
ServiceNow *	200	183,856
Skyworks Solutions	135	10,492
Super Micro Computer *	480	24,941
Synopsys *	181	82,141
Teledyne Technologies *	50	26,341
Teradyne	152	27,628
Texas Instruments	862	139,179
Trimble *	223	17,784
Tyler Technologies *	46	21,908
VeriSign	83	19,903
Western Digital	332	49,870
Workday, Cl A *	210	50,383
Zebra Technologies, Cl A *	55	14,809
		20,073,896
Materials — 1.7%
Air Products & Chemicals (A)	210	50,944
Albemarle (A)	112	11,002
Amcor PLC (A)	2,204	17,412
Avery Dennison (A)	79	13,816
Ball (A)	253	11,891
CF Industries Holdings (A)	154	12,827
Corteva (A)	650	39,936
Dow (A)	677	16,146
DuPont de Nemours (A)	394	32,170
Eastman Chemical (A)	101	6,012
Ecolab (A)	239	61,280
Freeport-McMoRan (A)	1,376	57,379
International Flavors & Fragrances	239	15,050
International Paper	505	19,513
Linde PLC (A)	447	186,980
LyondellBasell Industries, Cl A (A)	239	11,094
Martin Marietta Materials	56	34,334
Mosaic	303	8,317
Newmont	1,053	85,261
Nucor	216	32,411
Packaging Corp of America	90	17,618
PPG Industries	212	20,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	220	$75,887
Smurfit WestRock PLC (A)	499	18,423
Solstice Advanced Materials *	151	6,806
Steel Dynamics	133	20,854
Vulcan Materials	123	35,608
		919,694
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	141	8,209
American Tower ‡(A)	446	79,825
AvalonBay Communities ‡(A)	136	23,653
BXP ‡(A)	131	9,326
Camden Property Trust ‡(A)	95	9,451
CBRE Group, Cl A *(A)	281	42,833
CoStar Group *(A)	400	27,524
Crown Castle ‡(A)	417	37,622
Digital Realty Trust ‡(A)	309	52,657
Equinix ‡(A)	95	80,371
Equity Residential ‡(A)	326	19,377
Essex Property Trust ‡(A)	68	17,120
Extra Space Storage ‡(A)	208	27,776
Federal Realty Investment Trust ‡(A)	75	7,214
Healthpeak Properties ‡(A)	663	11,901
Host Hotels & Resorts ‡(A)	610	9,772
Invitation Homes ‡	539	15,173
Iron Mountain ‡	279	28,723
Kimco Realty ‡	647	13,367
Mid-America Apartment Communities ‡	108	13,849
ProLogis ‡	890	110,440
Public Storage ‡	150	41,784
Realty Income ‡	868	50,327
Regency Centers ‡	154	10,618
SBA Communications, Cl A ‡	99	18,956
Simon Property Group ‡	313	55,013
UDR ‡	288	9,703
Ventas ‡	433	31,951
VICI Properties, Cl A ‡	1,021	30,620
Welltower ‡	641	116,047

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	690	$15,870
		1,027,072
Utilities — 2.4%
AES (A)	679	9,418
Alliant Energy (A)	240	16,037
Ameren (A)	263	26,831
American Electric Power (A)	505	60,731
American Water Works (A)	190	24,402
Atmos Energy (A)	157	26,960
CenterPoint Energy (A)	625	23,900
CMS Energy (A)	283	20,815
Consolidated Edison (A)	339	33,022
Constellation Energy (A)	295	111,215
Dominion Energy (A)	808	47,422
DTE Energy (A)	203	27,515
Duke Energy (A)	737	91,609
Edison International (A)	359	19,881
Entergy (A)	422	40,550
Evergy (A)	220	16,898
Eversource Energy (A)	354	26,129
Exelon (A)	967	44,598
FirstEnergy (A)	497	22,777
NextEra Energy	1,974	160,684
NiSource	441	18,570
NRG Energy	188	32,310
PG&E	2,104	33,580
Pinnacle West Capital	108	9,560
PPL	708	25,856
Public Service Enterprise Group	469	37,783
Sempra	618	56,819
Southern	1,054	99,118
Vistra	300	56,490
WEC Energy Group	307	34,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	566	$45,942
		1,301,723
TOTAL UNITED STATES		55,758,008
TOTAL COMMON STOCK (Cost $41,759,110)		55,876,865
TOTAL INVESTMENTS — 101.8% (Cost $41,759,110)		$55,876,865
WRITTEN OPTIONS — (2.0)%
(Premiums Received $(710,447))		$(1,090,805)

Percentages are based on Net Assets of $54,876,408.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%
Call Options
S&P 500 Index	(41)	$(28,044,820)	$6,620.00	11/21/2025	$(1,090,805)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $36,079,841.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,876,865	$—	$—	$55,876,865
Total Investments in Securities	$55,876,865	$—	$—	$55,876,865

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,090,805)	$—	$—	$(1,090,805)
Total Other Financial Instruments	$(1,090,805)	$—	$—	$(1,090,805)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 105.6%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *(A)	47	$109,381

CANADA — 1.5%
Industrials — 0.4%
Thomson Reuters (A)	413	63,214

Information Technology — 1.1%
Shopify, Cl A *(A)	1,125	195,592

TOTAL CANADA		258,806
CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *(A)	613	82,675

NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding (A)	78	82,620
NXP Semiconductors (A)	231	48,307

TOTAL NETHERLANDS		130,927
UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC (A)	435	38,641

Health Care — 0.3%
AstraZeneca PLC ADR (A)	566	46,639

Information Technology — 0.1%
ARM Holdings PLC ADR *(A)	127	21,567

TOTAL UNITED KINGDOM		106,847
UNITED STATES — 101.6%
Communication Services — 15.6%
Alphabet, Cl A (A)	2,205	620,024
Alphabet, Cl C (A)	2,058	579,985
Charter Communications, Cl A *(A)	134	31,335

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A (A)	3,434	$95,585
Electronic Arts (A)	233	46,614
Meta Platforms, Cl A (A)	822	532,944
Netflix *(A)	396	443,069
Take-Two Interactive Software *(A)	174	44,608
T-Mobile US (A)	1,039	218,242
Trade Desk, Cl A *(A)	399	20,062
Warner Bros Discovery *(A)	2,259	50,714
		2,683,182
Consumer Discretionary — 12.8%
Airbnb, Cl A *(A)	408	51,628
Amazon.com *(A)	4,042	987,137
Booking Holdings (A)	30	152,332
DoorDash, Cl A *(A)	376	95,643
Lululemon Athletica *(A)	103	17,566
Marriott International, Cl A (A)	253	65,927
O’Reilly Automotive *(A)	779	73,569
Ross Stores (A)	298	47,358
Starbucks (A)	1,045	84,509
Tesla *(A)	1,381	630,510
		2,206,179
Consumer Staples — 4.4%
Costco Wholesale (A)	414	377,340
Keurig Dr Pepper (A)	1,267	34,412
Kraft Heinz (A)	1,072	26,511
Mondelez International, Cl A (A)	1,207	69,354
Monster Beverage *(A)	910	60,815
PepsiCo (A)	1,262	184,366
		752,798
Energy — 0.5%
Baker Hughes, Cl A (A)	958	46,377
Diamondback Energy (A)	274	39,234
		85,611
Financials — 0.3%
PayPal Holdings *(A)	875	60,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.3%
Amgen (A)	502	$149,812
Biogen *(A)	141	21,752
Dexcom *(A)	354	20,610
GE HealthCare Technologies (A)	433	32,453
Gilead Sciences (A)	1,157	138,597
IDEXX Laboratories *(A)	75	47,213
Intuitive Surgical *(A)	334	178,450
Regeneron Pharmaceuticals (A)	95	61,921
Vertex Pharmaceuticals *(A)	236	100,435
		751,243
Industrials — 3.7%
Automatic Data Processing (A)	378	98,393
Axon Enterprise *(A)	72	52,721
Cintas (A)	381	69,826
Copart *(A)	933	40,128
CSX (A)	1,781	64,152
Fastenal (A)	1,070	44,030
Honeywell International (A)	592	119,187
Old Dominion Freight Line (A)	199	27,944
PACCAR (A)	496	48,806
Paychex (A)	328	38,386
Verisk Analytics, Cl A (A)	127	27,783
		631,356
Information Technology — 57.2%
Adobe *(A)	396	134,763
Advanced Micro Devices *(A)	1,513	387,510
Analog Devices (A)	459	107,466
Apple (A)	5,625	1,520,831
Applied Materials (A)	743	173,193
AppLovin, Cl A *(A)	287	182,914
Atlassian, Cl A *(A)	150	25,413
Autodesk *(A)	202	60,871
Broadcom (A)	2,948	1,089,669
Cadence Design Systems *(A)	254	86,027
CDW (A)	130	20,718
Cisco Systems (A)	3,693	269,995
Cognizant Technology Solutions, Cl A (A)	468	34,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *(A)	234	$127,064
Datadog, Cl A *(A)	301	49,006
Fortinet *(A)	715	61,797
GLOBALFOUNDRIES *(A)	525	18,690
Intel *(A)	4,081	163,199
Intuit (A)	260	173,563
KLA (A)	123	148,675
Lam Research (A)	1,180	185,803
Marvell Technology (A)	804	75,367
Microchip Technology (A)	509	31,772
Micron Technology (A)	1,044	233,616
Microsoft (A)	2,817	1,458,671
NVIDIA (A)	9,210	1,864,933
ON Semiconductor *(A)	367	18,379
Palantir Technologies, Cl A *(A)	2,121	425,197
Palo Alto Networks *(A)	616	135,668
QUALCOMM (A)	995	179,995
Roper Technologies (A)	98	43,723
Strategy, Cl A *(A)	243	65,491
Synopsys *(A)	170	77,149
Texas Instruments (A)	838	135,303
Workday, Cl A *(A)	204	48,944
Zscaler *(A)	142	47,022
		9,862,505
Materials — 1.1%
Linde PLC (A)	437	182,797
Solstice Advanced Materials *	148	6,670
		189,467
Real Estate — 0.2%
CoStar Group *(A)	406	27,937

Utilities — 1.5%
American Electric Power (A)	505	60,731
Constellation Energy (A)	291	109,707
Exelon (A)	942	43,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy (A)	547	$44,400
		258,283
TOTAL UNITED STATES		17,509,172
TOTAL COMMON STOCK (Cost $10,903,240)		18,197,808

PURCHASED OPTIONS — 0.2% (Cost $225,512)		34,141
TOTAL INVESTMENTS — 105.8% (Cost $11,128,752)		$18,231,949

WRITTEN OPTIONS — (5.9)%
(Premiums Received $(586,399))		$(1,018,468)

Percentages are based on Net Assets of $17,231,360.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	6	$15,514,878	$23,375.00	11/21/2025	$29,040
Nasdaq-100 Micro Index	101	2,611,658	234.00	11/21/2025	5,101

Total Purchased Options		$18,126,536			$34,141
WRITTEN OPTIONS — (5.9)%
Call Options
Nasdaq-100	(6)	$(15,514,878)	$24,600.00	11/21/2025	$(871,260)
Nasdaq-100 Micro Index	(101)	(2,611,658)	246.00	11/21/2025	(147,208)

Total Written Options		$(18,126,536)			$(1,018,468)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Risk Managed Income ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $18,177,087.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,197,808	$—	$—	$18,197,808
Purchased Options	34,141	—	—	34,141
Total Investments in Securities	$18,231,949	$—	$—	$18,231,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,018,468)	$—	$—	$(1,018,468)
Total Other Financial Instruments	$(1,018,468)	$—	$—	$(1,018,468)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 103.8%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	200	$41,824

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC (A)	225	55,577

UNITED STATES — 103.5%
Communication Services — 10.5%
Alphabet, Cl A (A)	4,499	1,265,074
Alphabet, Cl C (A)	3,611	1,017,652
AT&T (A)	5,476	135,531
Charter Communications, Cl A *(A)	73	17,070
Comcast, Cl A (A)	2,848	79,274
Electronic Arts (A)	177	35,411
Fox, Cl A (A)	128	8,275
Fox, Cl B (A)	97	5,666
Interpublic Group (A)	283	7,262
Live Nation Entertainment *(A)	114	17,046
Match Group (A)	159	5,142
Meta Platforms, Cl A (A)	1,677	1,087,283
Netflix *(A)	329	368,105
News, Cl A (A)	275	7,287
News, Cl B (A)	62	1,889
Omnicom Group (A)	162	12,153
Paramount Skydance Corp, Cl B (A)	151	2,324
Take-Two Interactive Software *(A)	128	32,815
TKO Group Holdings, Cl A (A)	57	10,739
T-Mobile US (A)	380	79,819
Trade Desk, Cl A *(A)	371	18,654
Verizon Communications (A)	3,228	128,281
Walt Disney (A)	1,377	155,078
Warner Bros Discovery *(A)	1,866	41,892
		4,539,722
Consumer Discretionary — 10.9%
Airbnb, Cl A *(A)	332	42,011
Amazon.com *(A)	7,505	1,832,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
APTIV PLC *(A)	168	$13,625
AutoZone *(A)	13	47,768
Best Buy (A)	154	12,650
Booking Holdings (A)	25	126,943
Carnival *(A)	840	24,217
Chipotle Mexican Grill, Cl A *(A)	1,037	32,862
Darden Restaurants (A)	88	15,853
Deckers Outdoor *(A)	111	9,046
Domino’s Pizza (A)	23	9,165
DoorDash, Cl A *(A)	279	70,969
DR Horton (A)	211	31,456
eBay (A)	356	28,946
Expedia Group (A)	89	19,580
Ford Motor (A)	2,965	38,930
Garmin (A)	123	26,315
General Motors (A)	724	50,021
Genuine Parts (A)	113	14,386
Hasbro (A)	110	8,394
Hilton Worldwide Holdings (A)	188	48,308
Home Depot (A)	770	292,284
Las Vegas Sands (A)	246	14,600
Lennar, Cl A (A)	171	21,165
LKQ (A)	183	5,849
Lowe’s (A)	429	102,158
Lululemon Athletica *(A)	90	15,349
Marriott International, Cl A (A)	179	46,644
McDonald’s (A)	547	163,241
MGM Resorts International *(A)	158	5,061
Mohawk Industries *(A)	43	4,886
NIKE, Cl B (A)	906	58,519
Norwegian Cruise Line Holdings *(A)	330	7,399
NVR *(A)	2	14,422
O’Reilly Automotive *(A)	647	61,103
Pool (A)	31	8,279
PulteGroup (A)	165	19,779
Ralph Lauren, Cl A (A)	32	10,229
Ross Stores (A)	253	40,207
Royal Caribbean Cruises (A)	199	57,079
Starbucks (A)	867	70,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tapestry (A)	167	$18,340
Tesla *(A)	2,170	990,735
TJX (A)	853	119,539
Tractor Supply (A)	399	21,590
Ulta Beauty *(A)	34	17,676
Williams-Sonoma (A)	93	18,074
Wynn Resorts (A)	68	8,091
Yum! Brands (A)	211	29,162
		4,745,890
Consumer Staples — 4.9%
Altria Group (A)	1,284	72,392
Archer-Daniels-Midland (A)	397	24,030
Brown-Forman, Cl B (A)	136	3,703
Bunge Global (A)	109	10,311
Church & Dwight (A)	204	17,889
Clorox (A)	103	11,583
Coca-Cola (A)	2,968	204,495
Colgate-Palmolive (A)	625	48,156
Conagra Brands (A)	376	6,464
Constellation Brands, Cl A (A)	120	15,766
Costco Wholesale (A)	343	312,627
Dollar General (A)	180	17,759
Dollar Tree *(A)	148	14,670
Estee Lauder, Cl A (A)	189	18,274
General Mills (A)	402	18,737
Hershey (A)	124	21,034
Hormel Foods (A)	206	4,448
J M Smucker (A)	89	9,216
Kellanova (A)	207	17,193
Kenvue (A)	1,465	21,052
Keurig Dr Pepper (A)	1,045	28,382
Kimberly-Clark (A)	254	30,406
Kraft Heinz (A)	638	15,778
Kroger (A)	492	31,306
Lamb Weston Holdings (A)	118	7,284
McCormick (A)	191	12,255
Molson Coors Beverage, Cl B (A)	130	5,684
Mondelez International, Cl A (A)	987	56,713

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *(A)	540	$36,088
PepsiCo (A)	1,049	153,248
Philip Morris International (A)	1,193	172,186
Procter & Gamble (A)	1,812	272,471
Sysco (A)	365	27,112
Target (A)	352	32,638
The Campbell’s Company (A)	138	4,158
Tyson Foods, Cl A (A)	203	10,436
Walmart (A)	3,394	343,405
		2,109,349
Energy — 2.9%
APA (A)	277	6,274
Baker Hughes, Cl A (A)	763	36,937
Chevron (A)	1,475	232,637
ConocoPhillips (A)	954	84,772
Coterra Energy (A)	619	14,646
Devon Energy (A)	473	15,368
Diamondback Energy (A)	152	21,765
EOG Resources (A)	436	46,146
EQT (A)	508	27,219
Expand Energy (A)	172	17,769
Exxon Mobil (A)	3,296	376,931
Halliburton (A)	611	16,399
Kinder Morgan (A)	1,486	38,918
Marathon Petroleum (A)	231	45,024
Occidental Petroleum (A)	577	23,772
ONEOK (A)	479	32,093
Phillips 66 (A)	307	41,795
SLB LTD (A)	1,133	40,856
Targa Resources (A)	162	24,955
Texas Pacific Land (A)	16	15,094
Valero Energy (A)	239	40,525
Williams (A)	930	53,819
		1,253,714
Financials — 13.3%
Aflac (A)	388	41,590
Allstate (A)	204	39,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express (A)	419	$151,146
American International Group (A)	428	33,795
Ameriprise Financial (A)	73	33,052
Aon PLC, Cl A (A)	170	57,916
Apollo Global Management (A)	363	45,125
Arch Capital Group (A)	288	24,857
Arthur J Gallagher (A)	198	49,399
Assurant (A)	39	8,257
Bank of America (A)	5,269	281,628
Bank of New York Mellon (A)	546	58,930
Berkshire Hathaway, Cl B *(A)	1,418	677,152
BlackRock Funding (A)	112	121,275
Blackstone (A)	575	84,318
Block, Cl A *(A)	416	31,591
Brown & Brown (A)	227	18,101
Capital One Financial (A)	495	108,895
Cboe Global Markets (A)	87	21,371
Charles Schwab (A)	1,306	123,443
Chubb (A)	287	79,482
Cincinnati Financial (A)	125	19,324
Citigroup (A)	1,423	144,050
Citizens Financial Group (A)	343	17,448
CME Group, Cl A (A)	279	74,072
Coinbase Global, Cl A *(A)	175	60,161
Corpay *(A)	53	13,799
Erie Indemnity, Cl A (A)	17	4,975
Everest Group (A)	36	11,323
FactSet Research Systems (A)	34	9,071
Fidelity National Information Services (A)	397	24,820
Fifth Third Bancorp (A)	528	21,975
Fiserv *(A)	414	27,610
Franklin Resources (A)	277	6,263
Global Payments (A)	185	14,386
Globe Life (A)	69	9,074
Goldman Sachs Group (A)	232	183,134
Hartford Financial Services Group (A)	215	26,699
Huntington Bancshares (A)	1,133	17,494
Interactive Brokers Group, Cl A (A)	348	24,485
Intercontinental Exchange (A)	437	63,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco (A)	359	$8,508
Jack Henry & Associates (A)	58	8,639
JPMorgan Chase (A)	2,126	661,441
KeyCorp (A)	693	12,190
KKR (A)	524	62,005
Loews (A)	139	13,839
M&T Bank (A)	118	21,697
Marsh & McLennan (A)	375	66,806
Mastercard, Cl A (A)	638	352,170
MetLife (A)	448	35,759
Moody’s (A)	118	56,675
Morgan Stanley (A)	929	152,356
MSCI, Cl A (A)	59	34,724
Nasdaq (A)	351	30,007
Northern Trust (A)	146	18,786
PayPal Holdings *(A)	727	50,359
PNC Financial Services Group (A)	301	54,948
Principal Financial Group (A)	177	14,875
Progressive (A)	448	92,288
Prudential Financial (A)	270	28,080
Raymond James Financial (A)	133	21,103
Regions Financial (A)	700	16,940
Robinhood Markets, Cl A *(A)	591	86,747
S&P Global (A)	239	116,443
State Street (A)	217	25,098
Synchrony Financial (A)	303	22,537
T Rowe Price Group (A)	167	17,122
Travelers (A)	178	47,814
Truist Financial (A)	981	43,782
US Bancorp (A)	1,186	55,362
Visa, Cl A (A)	1,314	447,732
W R Berkley (A)	219	15,623
Wells Fargo (A)	2,455	213,511
Willis Towers Watson PLC (A)	77	24,109
		5,794,560
Health Care — 9.3%
Abbott Laboratories (A)	1,345	166,269
AbbVie (A)	1,366	297,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies (A)	224	$32,785
Align Technology *(A)	52	7,170
Amgen (A)	416	124,147
Baxter International (A)	400	7,388
Becton Dickinson (A)	222	39,674
Biogen *(A)	114	17,587
Bio-Techne (A)	122	7,634
Boston Scientific *(A)	1,146	115,425
Bristol-Myers Squibb (A)	1,575	72,560
Cardinal Health (A)	184	35,102
Cencora (A)	150	50,671
Centene *(A)	361	12,769
Charles River Laboratories International *(A)	41	7,383
Cigna Group (A)	206	50,348
Cooper *(A)	160	11,186
CVS Health (A)	968	75,649
Danaher (A)	487	104,890
DaVita *(A)	30	3,571
Dexcom *(A)	315	18,339
Edwards Lifesciences *(A)	448	36,938
Elevance Health (A)	178	56,462
Eli Lilly (A)	614	529,796
GE HealthCare Technologies (A)	345	25,858
Gilead Sciences (A)	949	113,681
HCA Healthcare (A)	124	57,000
Henry Schein *(A)	73	4,614
Hologic *(A)	178	13,156
Humana (A)	94	26,150
IDEXX Laboratories *(A)	61	38,400
Incyte *(A)	121	11,311
Insulet *(A)	53	16,589
Intuitive Surgical *(A)	274	146,393
IQVIA Holdings *(A)	131	28,356
Johnson & Johnson (A)	1,862	351,676
Labcorp Holdings (A)	63	15,999
McKesson (A)	95	77,077
Medtronic PLC (A)	979	88,795
Merck (A)	1,913	164,480
Mettler-Toledo International *(A)	16	22,661

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *(A)	249	$6,763
Molina Healthcare *(A)	40	6,122
Pfizer (A)	4,348	107,178
Quest Diagnostics (A)	92	16,187
Regeneron Pharmaceuticals (A)	78	50,840
ResMed (A)	111	27,404
Revvity (A)	104	9,733
Solventum *(A)	138	9,527
STERIS PLC (A)	74	17,442
Stryker (A)	263	93,691
Thermo Fisher Scientific (A)	289	163,976
UnitedHealth Group (A)	700	239,092
Universal Health Services, Cl B (A)	44	9,548
Vertex Pharmaceuticals *(A)	196	83,412
Viatris (A)	852	8,827
Waters *(A)	53	18,529
West Pharmaceutical Services (A)	58	16,360
Zimmer Biomet Holdings (A)	147	14,782
Zoetis, Cl A (A)	338	48,702
		4,031,897
Industrials — 8.4%
3M (A)	406	67,599
A O Smith (A)	89	5,873
Allegion PLC (A)	67	11,107
AMETEK (A)	178	35,976
Automatic Data Processing (A)	314	81,734
Axon Enterprise *(A)	61	44,666
Boeing *(A)	585	117,597
Broadridge Financial Solutions (A)	91	20,056
Builders FirstSource *(A)	89	10,339
Carrier Global (A)	635	37,776
Caterpillar (A)	363	209,545
CH Robinson Worldwide (A)	99	15,245
Cintas (A)	261	47,833
Copart *(A)	669	28,774
CSX (A)	1,418	51,076
Cummins (A)	107	46,832
Dayforce *(A)	118	8,111

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere (A)	192	$88,633
Delta Air Lines (A)	521	29,895
Dover (A)	115	20,868
Eaton PLC (A)	298	113,705
EMCOR Group (A)	34	22,977
Emerson Electric (A)	429	59,876
Equifax (A)	97	20,477
Expeditors International of Washington (A)	101	12,312
Fastenal (A)	882	36,294
FedEx (A)	167	42,388
Fortive (A)	251	12,635
GE Aerospace (A)	820	253,339
GE Vernova (A)	208	121,709
Generac Holdings *(A)	45	7,561
General Dynamics (A)	200	68,980
Honeywell International (A)	486	97,846
Howmet Aerospace (A)	308	63,433
Hubbell, Cl B (A)	40	18,800
Huntington Ingalls Industries (A)	30	9,661
IDEX (A)	54	9,259
Illinois Tool Works (A)	202	49,272
Ingersoll Rand (A)	273	20,838
Jacobs Solutions (A)	89	13,867
JB Hunt Transport Services (A)	65	10,976
Johnson Controls International (A)	499	57,081
L3Harris Technologies (A)	143	41,341
Leidos Holdings (A)	97	18,476
Lennox International (A)	26	13,130
Lockheed Martin (A)	157	77,225
Masco (A)	169	10,944
Nordson (A)	43	9,974
Norfolk Southern (A)	177	50,158
Northrop Grumman (A)	103	60,095
Old Dominion Freight Line (A)	140	19,659
Otis Worldwide (A)	301	27,921
PACCAR (A)	401	39,458
Parker-Hannifin (A)	98	75,737
Paychex (A)	246	28,789
Paycom Software (A)	41	7,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC (A)	130	$13,825
Quanta Services (A)	114	51,201
Republic Services, Cl A (A)	153	31,861
Rockwell Automation (A)	85	31,311
Rollins (A)	212	12,213
RTX (A)	1,025	182,962
Snap-On (A)	43	14,429
Southwest Airlines (A)	454	13,756
Stanley Black & Decker (A)	128	8,668
Textron (A)	143	11,556
Trane Technologies PLC (A)	170	76,270
TransDigm Group (A)	45	58,883
Uber Technologies *(A)	1,597	154,111
Union Pacific (A)	453	99,828
United Airlines Holdings *(A)	259	24,356
United Parcel Service, Cl B (A)	560	53,995
United Rentals (A)	49	42,688
Veralto (A)	191	18,848
Verisk Analytics, Cl A (A)	106	23,189
Wabtec (A)	129	26,373
Waste Management (A)	283	56,535
WW Grainger (A)	35	34,265
Xylem (A)	184	27,756
		3,652,278
Information Technology — 37.3%
Accenture PLC, Cl A (A)	482	120,548
Adobe *(A)	328	111,622
Advanced Micro Devices *(A)	1,255	321,431
Akamai Technologies *(A)	111	8,336
Amphenol, Cl A (A)	944	131,537
Analog Devices (A)	383	89,672
Apple (A)	11,477	3,103,036
Applied Materials (A)	620	144,522
AppLovin, Cl A *(A)	209	133,202
Arista Networks *(A)	797	125,679
Autodesk *(A)	167	50,324
Broadcom (A)	3,637	1,344,344
Cadence Design Systems *(A)	211	71,464

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW (A)	110	$17,531
Cisco Systems (A)	3,034	221,816
Cognizant Technology Solutions, Cl A (A)	368	26,820
Corning (A)	608	54,161
Crowdstrike Holdings, Cl A *(A)	190	103,172
Datadog, Cl A *(A)	261	42,493
Dell Technologies, Cl C (A)	238	38,558
EPAM Systems *(A)	40	6,542
F5 *(A)	43	10,881
Fair Isaac *(A)	19	31,531
First Solar *(A)	88	23,491
Fortinet *(A)	513	44,339
Gartner *(A)	57	14,155
Gen Digital (A)	415	10,939
GoDaddy, Cl A *(A)	119	15,842
Hewlett Packard Enterprise (A)	1,015	24,786
HP (A)	737	20,393
Intel *(A)	3,385	135,366
International Business Machines (A)	714	219,491
Intuit (A)	213	142,188
Jabil (A)	85	18,776
Keysight Technologies *(A)	140	25,614
KLA (A)	101	122,083
Lam Research (A)	969	152,579
Microchip Technology (A)	407	25,405
Micron Technology (A)	856	191,547
Microsoft (A)	5,748	2,976,372
Monolithic Power Systems (A)	38	38,190
Motorola Solutions (A)	127	51,652
NetApp (A)	153	18,020
NVIDIA (A)	18,870	3,820,986
ON Semiconductor *(A)	309	15,475
Oracle (A)	1,282	336,666
Palantir Technologies, Cl A *(A)	1,759	352,627
Palo Alto Networks *(A)	511	112,543
PTC *(A)	90	17,869
QUALCOMM (A)	826	149,423
Roper Technologies (A)	86	38,369
Salesforce (A)	732	190,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings (A)	170	$43,500
ServiceNow *(A)	159	146,166
Skyworks Solutions (A)	109	8,471
Super Micro Computer *(A)	397	20,628
Synopsys *(A)	143	64,896
Teledyne Technologies *(A)	35	18,439
Teradyne (A)	139	25,265
Texas Instruments (A)	696	112,376
Trimble *(A)	163	12,999
Tyler Technologies *(A)	36	17,145
VeriSign (A)	63	15,107
Western Digital (A)	261	39,205
Workday, Cl A *(A)	164	39,347
Zebra Technologies, Cl A *(A)	42	11,308
		16,189,880
Materials — 1.7%
Air Products & Chemicals (A)	175	42,453
Albemarle (A)	91	8,939
Amcor PLC (A)	1,783	14,086
Avery Dennison (A)	63	11,018
Ball (A)	210	9,870
CF Industries Holdings (A)	137	11,411
Corteva (A)	516	31,703
Dow (A)	507	12,092
DuPont de Nemours (A)	337	27,516
Eastman Chemical (A)	90	5,357
Ecolab (A)	200	51,280
Freeport-McMoRan (A)	1,093	45,578
International Flavors & Fragrances (A)	211	13,287
International Paper (A)	442	17,079
Linde PLC (A)	360	150,588
LyondellBasell Industries, Cl A (A)	193	8,959
Martin Marietta Materials (A)	47	28,816
Mosaic (A)	231	6,341
Newmont (A)	839	67,934
Nucor (A)	173	25,959
Packaging Corp of America (A)	73	14,290
PPG Industries (A)	174	17,008

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams (A)	182	$62,779
Smurfit WestRock PLC (A)	380	14,030
Solstice Advanced Materials *	122	5,498
Steel Dynamics (A)	115	18,032
Vulcan Materials (A)	100	28,950
		750,853
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	121	7,045
American Tower ‡(A)	363	64,970
AvalonBay Communities ‡(A)	119	20,696
BXP ‡(A)	124	8,827
Camden Property Trust ‡(A)	89	8,854
CBRE Group, Cl A *(A)	227	34,601
CoStar Group *(A)	323	22,226
Crown Castle ‡(A)	337	30,404
Digital Realty Trust ‡(A)	244	41,580
Equinix ‡(A)	75	63,451
Equity Residential ‡(A)	268	15,930
Essex Property Trust ‡(A)	54	13,595
Extra Space Storage ‡(A)	176	23,503
Federal Realty Investment Trust ‡(A)	62	5,964
Healthpeak Properties ‡(A)	523	9,388
Host Hotels & Resorts ‡(A)	495	7,930
Invitation Homes ‡(A)	436	12,273
Iron Mountain ‡(A)	222	22,855
Kimco Realty ‡(A)	515	10,640
Mid-America Apartment Communities ‡(A)	96	12,310
ProLogis ‡(A)	709	87,980
Public Storage ‡(A)	128	35,656
Realty Income ‡(A)	695	40,296
Regency Centers ‡(A)	125	8,619
SBA Communications, Cl A ‡(A)	90	17,233
Simon Property Group ‡(A)	253	44,467
UDR ‡(A)	284	9,568
Ventas ‡(A)	370	27,302
VICI Properties, Cl A ‡(A)	806	24,172
Welltower ‡(A)	517	93,598

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡(A)	536	$12,328
		838,261
Utilities — 2.4%
AES (A)	551	7,642
Alliant Energy (A)	194	12,963
Ameren (A)	209	21,322
American Electric Power (A)	425	51,111
American Water Works (A)	160	20,549
Atmos Energy (A)	126	21,637
CenterPoint Energy (A)	552	21,108
CMS Energy (A)	232	17,064
Consolidated Edison (A)	289	28,151
Constellation Energy (A)	242	91,234
Dominion Energy (A)	654	38,383
DTE Energy (A)	158	21,415
Duke Energy (A)	594	73,834
Edison International (A)	284	15,728
Entergy (A)	338	32,478
Evergy (A)	171	13,135
Eversource Energy (A)	312	23,029
Exelon (A)	775	35,743
FirstEnergy (A)	426	19,524
NextEra Energy (A)	1,575	128,205
NiSource (A)	357	15,033
NRG Energy (A)	146	25,092
PG&E (A)	1,658	26,462
Pinnacle West Capital (A)	87	7,701
PPL (A)	556	20,305
Public Service Enterprise Group (A)	378	30,452
Sempra (A)	496	45,602
Southern (A)	841	79,088
Vistra (A)	243	45,757
WEC Energy Group (A)	243	27,150
Xcel Energy (A)	439	35,634
		1,052,531
TOTAL UNITED STATES		44,958,935
TOTAL COMMON STOCK (Cost $29,182,167)		45,056,336

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.1% (Cost $406,252)	$62,562
TOTAL INVESTMENTS — 103.9% (Cost $29,588,419)	$45,118,898

WRITTEN OPTIONS— (4.0)% (Premiums Received $(1,140,517))	$(1,750,849)

Percentages are based on Net Assets of $43,427,196.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	8	$547,216	$629.00	11/21/2025	$812
S&P 500 Index	65	44,461,300	6,290.00	11/21/2025	61,750

Total Purchased Options		$45,008,516			$62,562
WRITTEN OPTIONS — (4.0)%
Call Options
Mini-SPX Index	(8)	$(547,216)	$662.00	11/21/2025	$(21,524)
S&P 500 Index	(65)	(44,461,300)	6,620.00	11/21/2025	(1,729,325)

Total Written Options		$(45,008,516)			$(1,750,849)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $45,215,341.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,056,336	$—	$—	$45,056,336
Purchased Options	62,562	—	—	62,562
Total Investments in Securities	$45,118,898	$—	$—	$45,118,898

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,750,849)	$—	$—	$(1,750,849)
Total Other Financial Instruments	$(1,750,849)	$—	$—	$(1,750,849)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — 103.8%
UNITED STATES — 103.8%
Communication Services — 2.0%
Verizon Communications (A)	17,933	$712,657
Walt Disney (A)	17,933	2,019,615
		2,732,272
Consumer Discretionary — 13.2%
Amazon.com *(A)	17,933	4,379,597
Home Depot (A)	17,933	6,807,188
McDonald’s (A)	17,933	5,351,745
NIKE, Cl B (A)	17,933	1,158,292
		17,696,822
Consumer Staples — 4.3%
Coca-Cola (A)	17,933	1,235,584
Procter & Gamble (A)	17,933	2,696,585
Walmart (A)	17,933	1,814,461
		5,746,630
Energy — 2.1%
Chevron (A)	17,933	2,828,393
Financials — 27.8%
American Express (A)	17,933	6,468,971
Goldman Sachs Group (A)	17,933	14,155,772
JPMorgan Chase (A)	17,933	5,579,315
Travelers (A)	17,933	4,817,163
Visa, Cl A (A)	17,933	6,110,490
		37,131,711
Health Care — 12.3%
Amgen (A)	17,933	5,351,745
Johnson & Johnson (A)	17,933	3,387,006
Merck (A)	17,933	1,541,879
UnitedHealth Group (A)	17,933	6,125,196
		16,405,826
Industrials — 15.4%
3M (A)	17,933	2,985,844
Boeing *(A)	17,933	3,604,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	17,933	$10,352,003
Honeywell International (A)	17,933	3,610,451
		20,553,190
Information Technology — 21.9%
Apple (A)	17,933	4,848,545
Cisco Systems (A)	17,933	1,311,082
International Business Machines (A)	17,933	5,512,783
Microsoft (A)	17,933	9,285,887
NVIDIA (A)	17,933	3,631,253
Salesforce (A)	17,933	4,669,933
		29,259,483
Materials — 4.8%
Sherwin-Williams (A)	17,933	6,185,809
Solstice Advanced Materials *	4,453	200,708
		6,386,517
TOTAL UNITED STATES		138,740,844
TOTAL COMMON STOCK (Cost $103,956,333)		138,740,844
TOTAL INVESTMENTS — 103.8% (Cost $103,956,333)		$138,740,844

WRITTEN OPTIONS — (4.0)%
(Premiums Received $(2,996,666))		$(5,307,120)

Percentages are based on Net Assets of $133,603,392.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.0)%
Call Options
Dow Jones Industrial Average Index	(2,916)	$(138,693,708)	$460.00	11/21/2025	$(5,307,120)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $138,540,136.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,740,844	$—	$—	$138,740,844
Total Investments in Securities	$138,740,844	$—	$—	$138,740,844

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(5,307,120)	$—	$—	$(5,307,120)
Total Other Financial Instruments	$(5,307,120)	$—	$—	$(5,307,120)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.4%
Domestic Equity — 101.4%
Global X Russell 2000 ETF (A)(B)(C)	84,253	$8,146,793
TOTAL EXCHANGE-TRADED FUND (Cost $6,749,138)		8,146,793
TOTAL INVESTMENTS — 101.4% (Cost $6,749,138)		$8,146,793

WRITTEN OPTIONS — (1.5)%
(Premiums Received $(127,162))		$(116,810)

Percentages are based on Net Assets of $8,036,835.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.5)%
Call Options
Cboe Mini-Russell 2000 Index	(4)	$(99,175)	$245.00	11/21/2025	$(2,890)
Russell 2000 Index	(16)	(3,967,010)	2,450.00	11/21/2025	(113,920)

Total Written Options		$(4,066,185)			$(116,810)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,751,660.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$8,146,793	$—	$—	$8,146,793
Total Investments in Securities	$8,146,793	$—	$—	$8,146,793

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(116,810)	$—	$—	$(116,810)
Total Other Financial Instruments	$(116,810)	$—	$—	$(116,810)

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X Russell 2000 ETF
$6,442,062	$3,971,527	$(3,132,342)	$902,705	$(37,159)	$8,146,793	$113,952	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 54.0%
Domestic Equity — 54.0%
Technology Select Sector SPDR Fund (A)(B)	20,077	$6,036,752
TOTAL EXCHANGE-TRADED FUND (Cost $4,156,391)		6,036,752

COMMON STOCK — 49.1%
IRELAND — 0.7%
Information Technology — 0.7%
Accenture PLC, Cl A	291	72,779

NETHERLANDS — 0.2%
Information Technology — 0.2%
NXP Semiconductors	117	24,467

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	142	35,076

UNITED STATES — 47.9%
Information Technology — 47.9%
Adobe *	200	68,062
Advanced Micro Devices *	760	194,651
Akamai Technologies *	64	4,806
Amphenol, Cl A	584	81,375
Analog Devices	233	54,552
Apple	2,493	674,032
Applied Materials	375	87,412
AppLovin, Cl A *	127	80,941
Arista Networks *	484	76,322
Autodesk *	104	31,339
Broadcom	790	292,008
Cadence Design Systems *	129	43,691
CDW	60	9,562
Cisco Systems	1,854	135,546
Cognizant Technology Solutions, Cl A	235	17,127
Corning	367	32,692
Crowdstrike Holdings, Cl A *	118	64,075
Datadog, Cl A *	156	25,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Dell Technologies, Cl C	141	$22,843
EPAM Systems *	28	4,579
F5 *	28	7,085
Fair Isaac *	11	18,255
First Solar *	49	13,080
Fortinet *	305	26,361
Gartner *	37	9,189
Gen Digital	274	7,223
GoDaddy, Cl A *	63	8,387
Hewlett Packard Enterprise	616	15,043
HP	442	12,230
Intel *	2,046	81,820
International Business Machines	436	134,031
Intuit	130	86,781
Jabil	50	11,045
Keysight Technologies *	81	14,820
KLA	62	74,942
Lam Research	592	93,216
Microchip Technology	256	15,980
Micron Technology	527	117,927
Microsoft	1,248	646,227
Monolithic Power Systems	22	22,110
Motorola Solutions	79	32,130
NetApp	92	10,836
NVIDIA	4,099	830,007
ON Semiconductor *	195	9,766
Oracle	672	176,474
Palantir Technologies, Cl A *	1,065	213,501
Palo Alto Networks *	313	68,935
PTC *	56	11,118
QUALCOMM	504	91,174
Roper Technologies	50	22,308
Salesforce	447	116,403
Seagate Technology Holdings	105	26,867
ServiceNow *	98	90,089
Skyworks Solutions	70	5,440
Super Micro Computer *	231	12,003
Synopsys *	88	39,936
Teledyne Technologies *	21	11,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	73	$13,268
Texas Instruments	425	68,621
Trimble *	110	8,773
Tyler Technologies *	19	9,049
VeriSign	39	9,352
Western Digital	164	24,634
Workday, Cl A *	100	23,992
Zebra Technologies, Cl A *	23	6,193

TOTAL UNITED STATES		5,348,697
TOTAL COMMON STOCK (Cost $3,922,168)		5,481,019
TOTAL INVESTMENTS — 103.1% (Cost $8,078,559)		$11,517,771

WRITTEN OPTIONS— (3.2)%
(Premiums Received $(198,545))		$(353,161)

Percentages are based on Net Assets of $11,170,504.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.2)%
Call Options
The Technology Select Sector SPDR® Fund	(191)	$(5,742,988)	$285.00	11/21/2025	$(353,161)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,742,988.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,036,752	$—	$—	$6,036,752
Common Stock	5,481,019	—	—	5,481,019
Total Investments in Securities	$11,517,771	$—	$—	$11,517,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(353,161)	$—	$(353,161)
Total Other Financial Instruments	$—	$(353,161)	$—	$(353,161)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.8%
UNITED STATES — 101.8%
Communication Services — 2.0%
Verizon Communications	543	$21,579
Walt Disney (A)	543	61,152
		82,731
Consumer Discretionary — 13.0%
Amazon.com *(A)	543	132,612
Home Depot (A)	543	206,117
McDonald’s (A)	543	162,048
NIKE, Cl B	543	35,072
		535,849
Consumer Staples — 4.2%
Coca-Cola (A)	543	37,412
Procter & Gamble	543	81,651
Walmart	543	54,941
		174,004
Energy — 2.1%
Chevron (A)	543	85,642
Financials — 27.2%
American Express (A)	543	195,876
Goldman Sachs Group (A)	543	428,628
JPMorgan Chase	543	168,938
Travelers (A)	543	145,861
Visa, Cl A (A)	543	185,022
		1,124,325
Health Care — 12.0%
Amgen (A)	543	162,048
Johnson & Johnson	543	102,556
Merck	543	46,687
UnitedHealth Group (A)	543	185,467
		496,758
Industrials — 15.1%
3M	543	90,410
Boeing *(A)	543	109,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	543	$313,452
Honeywell International (A)	543	109,322
		622,338
Information Technology — 21.5%
Apple (A)	543	146,811
Cisco Systems (A)	543	39,699
International Business Machines (A)	543	166,923
Microsoft (A)	543	281,171
NVIDIA	543	109,952
Salesforce (A)	543	141,403
		885,959
Materials — 4.7%
Sherwin-Williams (A)	543	187,302
Solstice Advanced Materials *	135	6,085
		193,387
TOTAL UNITED STATES		4,200,993
TOTAL COMMON STOCK (Cost $3,658,802)		4,200,993
TOTAL INVESTMENTS — 101.8% (Cost $3,658,802)		$4,200,993

WRITTEN OPTIONS — (1.9)%
(Premiums Received $(45,103))		$(80,080)

Percentages are based on Net Assets of $4,126,235.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
Dow Jones Industrial Average Index	(44)	$(2,092,772)	$460.00	11/21/2025	$(80,080)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Nasdaq 100® Covered Call & Growth ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,094,735.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,200,993	$—	$—	$4,200,993
Total Investments in Securities	$4,200,993	$—	$—	$4,200,993

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(80,080)	$—	$—	$(80,080)
Total Other Financial Instruments	$(80,080)	$—	$—	$(80,080)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.1%
Domestic Equity — 101.1%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	190,326	$11,145,491
TOTAL EXCHANGE-TRADED FUND (Cost $11,799,094)		11,145,491
TOTAL INVESTMENTS — 101.1% (Cost $11,799,094)		$11,145,491

WRITTEN OPTIONS — (1.2)%
(Premiums Received $(190,629))		$(136,792)

Percentages are based on Net Assets of $11,027,195.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Global X MLP & Energy Infrastructure ETF	(1,902)	$(11,138,112)	$59.00	11/21/2025	$(136,792)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $10,897,255.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$11,145,491	$—	$—	$11,145,491
Total Investments in Securities	$11,145,491	$—	$—	$11,145,491

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(136,792)	$—	$(136,792)
Total Other Financial Instruments	$—	$(136,792)	$—	$(136,792)

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$2,563,166	$23,451,217	$(14,464,144)	$(995,416)	$590,668	$11,145,491	$436,051	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

Statements of Assets and Liabilities

October 31, 2025

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Assets:
Cost of Investments	$1,959,507,829	$4,336,317,977	$—	$77,515,316
Cost of Affiliated Investments	3,178,873	—	1,061,298,678	—
Cost (Proceeds) of Foreign Currency	—	—	5,089	—
Investments, at Value	$3,172,453,065	$8,571,658,620	$23,829	$126,828,639
Affiliated Investments, at Value	3,295,964	—	1,290,083,051	—
Cash	5,298,851	11,017,306	1,351,782	94,381
Foreign Currency, at Value	—	—	5,059	—
Dividend, Interest, and Securities Lending Income Receivable	1,462,802	1,071,761	—	16,510
Reclaim Receivable	11,379	12,515	141	—
Receivable for Capital Shares Sold	—	17,782,857	—	—
Receivable for Investment Securities Sold	—	11,134,741	—	—
Due from Broker	5,280	120,574	487,157	—
Total Assets	3,182,527,341	8,612,798,374	1,291,951,019	126,939,530
Liabilities:
Options Written at Value (Premiums received $80,410,311, $277,192,613, $40,144,029 and $2,009,898, respectively)	123,527,015	481,225,940	36,860,240	3,485,040
Payable due to Investment Adviser	1,551,925	4,136,536	551,144	35,404
Payable for Investment Securities Purchased	—	18,189,778	—	—
Payable for Capital Shares Redeemed	—	10,460,504	—	—
Custodian Fees Payable	—	—	1,541	—
Due to Broker	559,453	89,461	31,979	29,045
Total Liabilities	125,638,393	514,102,219	37,444,904	3,549,489
Net Assets	$3,056,888,948	$8,098,696,155	$1,254,506,115	$123,390,041
Net Assets Consist of:
Paid-in Capital	$3,056,883,569	$8,098,696,148	$1,303,062,256	$110,139,616
Total Distributable Earnings (Accumulated Losses)	5,379	7	(48,556,141)	13,250,425
Net Assets	$3,056,888,948	$8,098,696,155	$1,254,506,115	$123,390,041
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	76,660,000	464,530,000	81,330,000	4,070,000
Net Asset Value, Offering and Redemption Price Per Share	$39.88	$17.43	$15.42	$30.32

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Assets:
Cost of Investments	$41,759,110	$11,128,752	$29,588,419	$103,956,333
Investments, at Value	$55,876,865	$18,231,949	$45,118,898	$138,740,844
Cash	80,922	24,483	67,492	164,532
Dividend, Interest, and Securities Lending Income Receivable	25,546	2,103	20,452	72,847
Reclaim Receivable	205	—	162	—
Receivable for Investment Securities Sold	—	—	179,255	—
Total Assets	55,983,538	18,258,535	45,386,259	138,978,223
Liabilities:
Options Written at Value (Premiums received $710,447, $586,399, $1,140,517 and $2,996,666, respectively)	1,090,805	1,018,468	1,750,849	5,307,120
Payable due to Investment Adviser	16,325	8,707	22,155	67,711
Payable for Investment Securities Purchased	—	—	8,079	—
Payable for Capital Shares Redeemed	—	—	177,980	—
Total Liabilities	1,107,130	1,027,175	1,959,063	5,374,831
Net Assets	$54,876,408	$17,231,360	$43,427,196	$133,603,392
Net Assets Consist of:
Paid-in Capital	$49,995,963	$17,231,357	$43,427,195	$130,251,351
Total Distributable Earnings	4,880,445	3	1	3,352,041
Net Assets	$54,876,408	$17,231,360	$43,427,196	$133,603,392
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,870,000	1,070,000	2,440,000	6,060,000
Net Asset Value, Offering and Redemption Price Per Share	$29.35	$16.10	$17.80	$22.05

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Assets:
Cost of Investments	$—	$8,078,559	$3,658,802	$—
Cost of Affiliated Investments	6,749,138	—	—	11,799,094
Investments, at Value	$—	$11,517,771	$4,200,993	$—
Affiliated Investments, at Value	8,146,793	—	—	11,145,491
Cash	12,512	10,140	4,324	20,750
Receivable for Capital Shares Sold	—	—	—	245,067
Receivable for Investment Securities Sold	—	—	—	2,205
Dividend, Interest, and Securities Lending Income Receivable	—	988	2,209	—
Reclaim Receivable	—	96	—	—
Total Assets	8,159,305	11,528,995	4,207,526	11,413,513
Liabilities:
Options Written at Value (Premiums received $127,162, $198,545, $45,103 and $190,629, respectively)	116,810	353,161	80,080	136,792
Payable due to Investment Adviser	1,833	5,146	1,211	1,290
Payable for Investment Securities Purchased	—	—	—	248,236
Custodian Fees Payable	9	—	—	—
Due to Broker	3,818	184	—	—
Total Liabilities	122,470	358,491	81,291	386,318
Net Assets	$8,036,835	$11,170,504	$4,126,235	$11,027,195
Net Assets Consist of:
Paid-in Capital	$7,795,326	$9,636,630	$3,828,047	$11,325,355
Total Distributable Earnings (Accumulated Losses)	241,509	1,533,874	298,188	(298,160)
Net Assets	$8,036,835	$11,170,504	$4,126,235	$11,027,195
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000	300,000	150,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$22.96	$37.24	$27.51	$24.50

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
Investment Income:
Dividend Income	$39,859,032	$63,741,139	$(800,102	)(1)	$785,457
Dividend Income, from Affiliated Investments	—	—	21,111,671		—
Interest Income	407,606	1,045,295	177,458		23,762
Less: Foreign Taxes Withheld	(9,295)	(150,392)	141		(2,029)
Total Investment Income	40,257,343	64,636,042	20,489,168		807,190
Expenses:
Supervision and Administration Fees(2)	18,318,445	50,143,294	8,101,383		366,622
Custodian Fees(3)	—	35,125	8,627		—
Total Expenses	18,318,445	50,178,419	8,110,010		366,622
Waiver of Supervision and Administration Fees	—	—	(395,773)		—
Net Expenses	18,318,445	50,178,419	7,714,237		366,622
Net Investment Income	21,938,898	14,457,623	12,774,931		440,568
Net Realized Gain (Loss) on:
Investments(4)	204,572,701	1,168,570,826	1,020,193		7,618,548
Affiliated Investments	—	—	34,406,982	(4)	—
Written Options	(222,465,166)	(1,238,675,987)	(42,758,153)		(6,833,175)
Foreign Currency Transactions	—	—	(181)		—
Payment from Adviser(5)	62	—	714,393		—
Net Realized Gain (Loss)	(17,892,403)	(70,105,161)	(6,616,766)		785,373
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	367,878,531	1,140,979,512	(45,508)		20,996,168
Affiliated Investments	117,091	—	115,570,018		—
Written Options	(80,038,498)	(305,380,710)	(22,065,573)		(2,116,354)
Foreign Currency Translations	—	—	(31)		—
Net Change in Unrealized Appreciation (Depreciation)	287,957,124	835,598,802	93,458,906		18,879,814
Net Realized and Unrealized Gain (Loss)	270,064,721	765,493,641	86,842,140		19,665,187
Net Increase in Net Assets Resulting from Operations	$292,003,619	$779,951,264	$99,617,071		$20,105,755

(1)	See Note 2 Investment in REITs in the Notes to Financial Statements.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Investment Income:
Dividend Income	$727,707	$137,539	$580,869	$2,125,043
Interest Income	12,788	2,420	5,854	—
Less: Foreign Taxes Withheld	23	(349)	(134)	—
Total Investment Income	740,518	139,610	586,589	2,125,043
Expenses:
Supervision and Administration Fees(1)	196,268	109,019	267,199	739,030
Custodian Fees(2)	146	203	138	1,176
Total Expenses	196,414	109,222	267,337	740,206
Net Investment Income	544,104	30,388	319,252	1,384,837
Net Realized Gain (Loss) on:
Investments(3)	6,782,582	1,851,069	1,355,588	2,771,885
Purchased Options	—	(198,381)	(952,129)	—
Written Options	(1,573,621)	(2,766,506)	(3,355,582)	(3,371,975)
Net Realized Gain (Loss)	5,208,961	(1,113,818)	(2,952,123)	(600,090)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,828,311	3,148,060	7,024,620	14,824,581
Purchased Options	—	(254,219)	(514,694)	—
Written Options	(772,422)	(647,195)	(1,122,229)	(2,284,518)
Net Change in Unrealized Appreciation (Depreciation)	2,055,889	2,246,646	5,387,697	12,540,063
Net Realized and Unrealized Gain (Loss)	7,264,850	1,132,828	2,435,574	11,939,973
Net Increase in Net Assets Resulting from Operations	$7,808,954	$1,163,216	$2,754,826	$13,324,810

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Investment Income:
Dividend Income	$—	$71,445	$40,855	$—
Dividend Income, from Affiliated Investments	113,952	—	—	436,051
Interest Income	1,503	1,154	314	1,516
Less: Foreign Taxes Withheld	—	(79)	—	—
Total Investment Income	115,455	72,520	41,169	437,567
Expenses:
Supervision and Administration Fees(1)	25,441	62,511	8,463	61,675
Custodian Fees(2)	22	4	18	171
Total Expenses	25,463	62,515	8,481	61,846
Waiver of Supervision and Administration Fees	—	(4,613)	—	—
Net Expenses	25,463	57,902	8,481	61,846
Net Investment Income	89,992	14,618	32,688	375,721
Net Realized Gain (Loss) on:
Investments(3)	—	557,483	187,528	—
Affiliated Investments	(37,159)	—	—	590,668
Written Options	(160,778)	(734,029)	(27,238)	703,716
Payment from Adviser(4)	5,895	—	—	47,077
Net Realized Gain (Loss)	(192,042)	(176,546)	160,290	1,341,461
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	2,700,499	240,541	—
Affiliated Investments	902,705	—	—	(995,416)
Written Options	(45,219)	(252,278)	(34,886)	29,610
Net Change in Unrealized Appreciation (Depreciation)	857,486	2,448,221	205,655	(965,806)
Net Realized and Unrealized Gain (Loss)	665,444	2,271,675	365,945	375,655
Net Increase in Net Assets Resulting from Operations	$755,436	$2,286,293	$398,633	$751,376

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$21,938,898	$25,023,380	$14,457,623	$27,013,374
Net Realized Gain (Loss)	(17,892,403)	(280,059,999)	(70,105,161)	(302,656,804)
Net Change in Unrealized Appreciation (Depreciation)	287,957,124	718,998,601	835,598,802	1,836,055,193
Net Increase in Net Assets Resulting from Operations	292,003,619	463,961,982	779,951,264	1,560,411,763
Distributions:	(375,873,794)	(269,977,983)	(936,279,801)	(949,453,576)
Return of Capital:	(9,611,596)	—	(131,971,829)	—
Capital Share Transactions:
Issued	869,780,373	204,369,569	1,579,472,532	823,504,999
Redeemed	(497,708,109)	(425,260,941)	(1,303,416,931)	(844,735,665)
Increase (Decrease) in Net Assets from Capital Share Transactions	372,072,264	(220,891,372)	276,055,601	(21,230,666)
Total Increase (Decrease) in Net Assets	278,590,493	(26,907,373)	(12,244,765)	589,727,521
Net Assets:
Beginning of Year	2,778,298,455	2,805,205,828	8,110,940,920	7,521,213,399
End of Year	$3,056,888,948	$2,778,298,455	$8,098,696,155	$8,110,940,920
Share Transactions:
Issued	21,420,000	5,040,000	90,530,000	46,600,000
Redeemed	(12,720,000)	(10,560,000)	(77,570,000)	(48,040,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,700,000	(5,520,000)	12,960,000	(1,440,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$12,774,931	$10,708,561	$440,568	$496,031
Net Realized Gain (Loss)	(6,616,766)	(98,977,511)	785,373	3,342,514
Net Change in Unrealized Appreciation (Depreciation)	93,458,906	253,853,097	18,879,814	24,275,811
Net Increase in Net Assets Resulting from Operations	99,617,071	165,584,147	20,105,755	28,114,356
Distributions:	(14,289,808)	(12,155,274)	(24,445,611)	(6,726,354)
Return of Capital:	(148,158,827)	(157,500,393)	—	—
Capital Share Transactions:
Issued	120,919,049	215,772,020	33,926,794	13,884,120
Redeemed	(213,229,734)	(208,089,881)	(10,468,057)	(33,179,649)
Increase (Decrease) in Net Assets from Capital Share Transactions	(92,310,685)	7,682,139	23,458,737	(19,295,529)
Total Increase (Decrease) in Net Assets	(155,142,249)	3,610,619	19,118,881	2,092,473
Net Assets:
Beginning of Year	1,409,648,364	1,406,037,745	104,271,160	102,178,687
End of Year	$1,254,506,115	$1,409,648,364	$123,390,041	$104,271,160
Share Transactions:
Issued	7,690,000	13,260,000	1,190,000	470,000
Redeemed	(14,280,000)	(12,670,000)	(390,000)	(1,120,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,590,000)	590,000	800,000	(650,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call & Growth ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$544,104	$638,164	$30,388	$43,082
Net Realized Gain (Loss)	5,208,961	(86,578)	(1,113,818)	(2,482,008)
Net Change in Unrealized Appreciation (Depreciation)	2,055,889	14,915,199	2,246,646	4,258,992
Net Increase in Net Assets Resulting from Operations	7,808,954	15,466,785	1,163,216	1,820,066
Distributions:	(13,163,102)	(2,972,756)	(654,724)	(43,082)
Return of Capital:	—	—	(1,539,180)	(1,631,699)
Capital Share Transactions:
Issued	23,958,170	9,004,908	3,933,535	6,623,412
Redeemed	(23,022,657)	(23,210,228)	(3,063,610)	(1,189,146)
Increase (Decrease) in Net Assets from Capital Share Transactions	935,513	(14,205,320)	869,925	5,434,266
Total Increase (Decrease) in Net Assets	(4,418,635)	(1,711,291)	(160,763)	5,579,551
Net Assets:
Beginning of Year	59,295,043	61,006,334	17,392,123	11,812,572
End of Year	$54,876,408	$59,295,043	$17,231,360	$17,392,123
Share Transactions:
Issued	850,000	310,000	230,000	390,000
Redeemed	(850,000)	(780,000)	(190,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(470,000)	40,000	320,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X Dow 30® Covered Call ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$319,252	$288,223	$1,384,837	$1,172,564
Net Realized Gain (Loss)	(2,952,123)	(5,373,037)	(600,090)	(8,966,326)
Net Change in Unrealized Appreciation (Depreciation)	5,387,697	9,325,440	12,540,063	18,709,999
Net Increase in Net Assets Resulting from Operations	2,754,826	4,240,626	13,324,810	10,916,237
Distributions:	(2,754,825)	(594,200)	(14,518,457)	(5,821,224)
Return of Capital:	(2,675,570)	(3,431,396)	—	—
Capital Share Transactions:
Issued	9,662,344	16,854,721	53,828,678	12,916,012
Redeemed	(3,005,630)	(4,721,511)	(9,746,859)	(6,242,956)
Increase in Net Assets from Capital Share Transactions	6,656,714	12,133,210	44,081,819	6,673,056
Total Increase in Net Assets	3,981,145	12,348,240	42,888,172	11,768,069
Net Assets:
Beginning of Year	39,446,051	27,097,811	90,715,220	78,947,151
End of Year	$43,427,196	$39,446,051	$133,603,392	$90,715,220
Share Transactions:
Issued	510,000	890,000	2,430,000	580,000
Redeemed	(170,000)	(250,000)	(450,000)	(280,000)
Net Increase in Shares Outstanding from Share Transactions	340,000	640,000	1,980,000	300,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$89,992	$98,478	$14,618	$13,291
Net Realized Gain (Loss)	(192,042)	985,517	(176,546)	849,535
Net Change in Unrealized Appreciation (Depreciation)	857,486	805,452	2,448,221	262,418
Net Increase in Net Assets Resulting from Operations	755,436	1,889,447	2,286,293	1,125,244
Distributions:	(1,485,255)	(588,288)	(695,323)	(698,442)
Return of Capital:	—	—	(152,513)	(40,076)
Capital Share Transactions:
Issued	3,542,028	4,734,879	2,344,622	7,052,518
Redeemed	(1,188,719)	(7,902,104)	(1,026,890)	(2,488,330)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,353,309	(3,167,225)	1,317,732	4,564,188
Total Increase (Decrease) in Net Assets	1,623,490	(1,866,066)	2,756,189	4,950,914
Net Assets:
Beginning of Year	6,413,345	8,279,411	8,414,315	3,463,401
End of Year	$8,036,835	$6,413,345	$11,170,504	$8,414,315
Share Transactions:
Issued	160,000	200,000	70,000	220,000
Redeemed	(60,000)	(320,000)	(30,000)	(80,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(120,000)	40,000	140,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call & Growth ETF		Global X MLP & Energy Infrastructure Covered Call ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$32,688	$34,553	$375,721	$23,884
Net Realized Gain (Loss)	160,290	(50,824)	1,341,461	(219,540)
Net Change in Unrealized Appreciation (Depreciation)	205,655	478,080	(965,806)	366,040
Net Increase in Net Assets Resulting from Operations	398,633	461,809	751,376	170,384
Distributions:	(339,585)	(75,986)	(1,194,015)	(114,089)
Return of Capital:	—	—	—	(4,801)
Capital Share Transactions:
Issued	2,609,108	—	21,514,278	2,998,454
Redeemed	(526,840)	(821,390)	(12,594,900)	(499,492)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,082,268	(821,390)	8,919,378	2,498,962
Total Increase (Decrease) in Net Assets	2,141,316	(435,567)	8,476,739	2,550,456
Net Assets:
Beginning of Year/Period	1,984,919	2,420,486	2,550,456	—
End of Year/Period	$4,126,235	$1,984,919	$11,027,195	$2,550,456
Share Transactions:
Issued	100,000	—	850,000	120,000
Redeemed	(20,000)	(30,000)	(500,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	80,000	(30,000)	350,000	100,000

(1)	The Fund commenced operations on May 7, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF
2025	40.88	0.29	3.82	4.11	(3.80)	(1.19)	(0.12)
2024	38.18	0.36	6.17	6.53	(3.83)	—	—
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
Global X NASDAQ 100® Covered Call ETF
2025	17.96	0.03	1.65	1.68	(1.60)	(0.34)	(0.27)
2024	16.60	0.06	3.39	3.45	(2.09)	—	—
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
Global X Russell 2000 Covered Call ETF
2025	16.03	0.15	1.10	1.25	(0.16)	—	(1.70)
2024	16.10	0.12	1.78	1.90	(0.14)	—	(1.83)
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the years ending on October 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.54%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(5.11)	39.88	10.72	3,056,889	0.60	(1)	0.72	(2)	9.05
(3.83)	40.88	17.72	2,778,298	0.60		0.88		3.83
(4.38)	38.18	6.45	2,805,206	0.60		1.07		7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00		15.60
(4.61)	50.37	30.67	669,855	0.60		0.80		4.84

(2.21)	17.43	10.25	8,098,696	0.60		0.17		24.46
(2.09)	17.96	21.73	8,110,941	0.60		0.34		21.54
(2.04)	16.60	15.91	7,521,213	0.61		0.31		38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25		31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99

(1.86)	15.42	8.53	1,254,506	0.57	(1)(3)	0.95	(2)	11.22
(1.97)	16.03	12.30	1,409,648	0.56	(1)(3)	0.76	(2)	105.44
(2.17)	16.10	(7.18)	1,406,038	0.57	(1)(3)	1.04	(2)	19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(1)(3)(4)	0.86	(2)	186.48
(2.90)	25.18	38.82	554,446	0.50	(1)(3)	0.53	(2)	8.94

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100® Covered Call & Growth ETF
2025	31.89	0.12	5.46	5.58	(1.85)	(5.30)	—
2024	26.07	0.14	7.58	7.72	(1.90)	—	—
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
Global X S&P 500® Covered Call & Growth ETF
2025	31.71	0.28	4.11	4.39	(1.50)	(5.25)	—
2024	26.07	0.30	6.75	7.05	(1.41)	—	—
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
Global X NASDAQ 100® Risk Managed Income ETF
2025	16.89	0.03	1.17	1.20	(0.59)	—	(1.40)
2024	16.64	0.05	2.25	2.30	(0.05)	—	(2.00)
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(3)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60%.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60% and 0.61% for the years ending on October 31, 2023 and 2022, respectively.
(3)	The Fund commenced operations on August 25, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(7.15)	30.32	20.64	123,390	0.35		0.42		14.80
(1.90)	31.89	30.15	104,271	0.46		0.46		14.82
(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(1)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21

(6.75)	29.35	16.08	54,876	0.35		0.97		5.37
(1.41)	31.71	27.47	59,295	0.46		1.00		3.25
(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17

(1.99)	16.10	7.57	17,231	0.60		0.17		18.43
(2.05)	16.89	14.48	17,392	0.60		0.31		8.02
(2.16)	16.64	3.42	11,813	0.61	(2)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(2)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Risk Managed Income ETF
2025	18.78	0.13	1.12	1.25	(1.13)	—	(1.10)
2024	18.56	0.16	2.34	2.50	(0.34)	—	(1.94)
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X Dow 30® Covered Call ETF
2025	22.23	0.25	2.36	2.61	(1.70)	(1.09)	—
2024	20.89	0.31	2.54	2.85	(1.51)	—	—
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(3)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Russell 2000 Covered Call & Growth ETF
2025	25.65	0.28	2.20	2.48	(1.57)	(3.60)	—
2024	22.38	0.30	4.78	5.08	(1.81)	—	—
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(8)	25.90	(0.01)	0.82	0.81	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on February 23, 2022.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.60%.
(5)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(6)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(7)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.48%, 0.60% and 0.60% for the years ending on October 31, 2024, 2023 and 2022, respectively.
(8)	The Fund commenced operations on October 4, 2022.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.23)	17.80	7.06	43,427	0.60		0.72		9.81
(2.28)	18.78	14.10	39,446	0.60		0.87		3.08
(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

(2.79)	22.05	12.45	133,603	0.60		1.12		13.50
(1.51)	22.23	13.86	90,715	0.60		1.37		6.14
(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(4)	1.42	†	8.82

(5.17)	22.96	11.44	8,037	0.35	(5)	1.24	(6)	5.24
(1.81)	25.65	23.12	6,413	0.38	(5)(7)	1.19	(6)	96.85
(2.17)	22.38	(8.16)	8,279	0.50	(5)(7)	1.11	(6)	5.48
(0.13)	26.58	3.14	2,658	0.50	†(5)(7)	(0.50	)†(6)	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Information Technology Covered Call & Growth ETF
2025	32.36	0.05	7.52	7.57	(2.21)	—	(0.48)
2024	28.86	0.06	7.62	7.68	(3.02)	(0.95)	(0.21)
2023(4)	24.74	0.11	5.55	5.66	(1.54)	—	—
Global X Dow 30® Covered Call & Growth ETF
2025	28.36	0.36	3.23	3.59	(1.02)	(3.42)	—
2024	24.20	0.40	4.67	5.07	(0.91)	—	—
2023(5)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)
Global X MLP & Energy Infrastructure Covered Call ETF
2025	25.50	0.92	1.00	1.92	(2.92)	—	—
2024(6)	24.95	0.24	1.50	1.74	(1.14)	—	(0.05)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	The ratio of expenses to average net assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio of expenses to average net assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the years ended on October 31, 2023, 2024 and 2025, respectively.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	The Fund commenced operations on November 21, 2022.
(5)	The Fund commenced operations on July 25, 2023.
(6)	The Fund commenced operations on May 7, 2024.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.69)	37.24	24.83	11,171	0.56	(1)(2)	0.14	(3)	4.30
(4.18)	32.36	27.98	8,414	0.55	(1)(2)	0.20	(3)	22.38
(1.54)	28.86	23.27	3,463	0.55	†(1)(2)	0.42	†(3)	13.93

(4.44)	27.51	14.07	4,126	0.35		1.35		11.74
(0.91)	28.36	21.13	1,985	0.48		1.49		6.08
(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

(2.92)	24.50	7.92	11,027	0.60	(1)	3.65	(3)	15.69
(1.19)	25.50	7.09	2,550	0.60	†(1)	1.96	†(3)	2.51

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred and two of which were operational. The financial statements herein and the related notes pertain to the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MLP & Energy Infrastructure Covered Call ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Russell 2000 Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF and Global X S&P 500® Risk Managed Income ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs — Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2025. The Funds

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

In June 2024, the Global X Russell 2000 Covered Call ETF transitioned from holding the underlying constituents of the Russell 2000 Index to holding the Global X Russell 2000 ETF. Dividends from the underlying constituents of the Russell 2000 Index received through June 2024 were reported as Dividend Income on the Statement of Operations as of the year-ended October 31, 2024. Adjustments to estimates for REITs held through June 2024 to actual amounts of income, return of capital, and capital gains, as described above, resulted in a reclassification of $800,102 from Dividend Income to Realized Gains on Investments as reported on the Statement of Operations as of October 31, 2025.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X S&P 500® Covered Call ETF	10,000	$1,700	$1,700
Global X NASDAQ 100® Covered Call ETF	10,000	300	300
Global X Russell 2000 Covered Call ETF	10,000	250	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	250	250
Global X S&P 500® Covered Call & Growth ETF	10,000	800	800
Global X NASDAQ 100® Risk Managed Income ETF	10,000	250	250
Global X S&P 500® Risk Managed Income ETF	10,000	800	800
Global X Dow 30® Covered Call ETF	10,000	250	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	250
Global X Dow 30® Covered Call & Growth ETF	10,000	250	250
Global X MLP & Energy Infrastructure Covered Call ETF	10,000	50	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and the Custodian Fees on the Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MLP & Energy Infrastructure Covered Call ETF may

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING – The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below the (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended October 31, 2025, the Adviser paid acquired fund fees and expenses of $62, $714,393, $47,077 and $5,895 for the Global X S&P 500 Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X MLP & Energy Infrastructure Covered Call ETF and Global X Russell 2000 Covered Call & Growth ETF, respectively, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.35%
Global X S&P 500® Covered Call & Growth ETF	0.35%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF	0.35%
Global X Information Technology Covered Call & Growth ETF(1)	0.60%
Global X Dow 30® Covered Call & Growth ETF	0.35%
Global X MLP & Energy Infrastructure Covered Call ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2026.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and the Global X MLP & Energy Infrastructure Covered Call ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, and the Global X MLP & Energy Infrastructure Covered Call ETF, BNY serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (DTC) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X S&P 500® Covered Call ETF	$282,214,238	$845,592,132
Global X NASDAQ 100® Covered Call ETF	2,092,854,773	4,325,852,815
Global X Russell 2000 Covered Call ETF	155,496,643	345,985,816
Global X Nasdaq 100® Covered Call & Growth ETF	15,733,977	46,732,455
Global X S&P 500® Covered Call & Growth ETF	3,031,232	17,215,604
Global X NASDAQ 100® Risk Managed Income ETF	3,413,125	8,465,967
Global X S&P 500® Risk Managed Income ETF	4,435,404	13,822,530
Global X Dow 30® Covered Call ETF	16,859,382	32,100,982
Global X Russell 2000 Covered Call & Growth ETF	385,691	1,943,828
Global X Information Technology Covered Call & Growth ETF	451,165	1,972,075
Global X Dow 30® Covered Call & Growth ETF	292,539	592,043
Global X MLP & Energy Infrastructure Covered Call ETF	1,604,422	1,670,272

During the year ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2025

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X S&P 500® Covered Call ETF	$878,205,876	$504,981,281	$217,465,564
Global X NASDAQ 100® Covered Call ETF	1,603,917,345	1,311,905,870	716,248,479
Global X Russell 2000 Covered Call ETF	124,030,179	218,286,338	20,383,724
Global X Nasdaq 100® Covered Call & Growth ETF	34,951,966	10,625,551	4,150,441
Global X S&P 500® Covered Call & Growth ETF	23,770,263	22,757,695	6,791,542
Global X NASDAQ 100® Risk Managed Income ETF	3,981,852	3,134,738	1,351,494
Global X S&P 500® Risk Managed Income ETF	9,717,893	2,950,948	1,292,850
Global X Dow 30® Covered Call ETF	54,400,880	6,288,697	3,649,670
Global X Russell 2000 Covered Call & Growth ETF	3,585,835	1,188,514	(33,235)
Global X Information Technology Covered Call & Growth ETF	2,357,525	1,029,184	482,046
Global X Dow 30® Covered Call & Growth ETF	2,611,530	535,217	136,781
Global X MLP & Energy Infrastructure Covered Call ETF	21,846,794	12,783,845	545,126

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2025.

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X S&P 500® Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$123,527,015
Total Derivatives not accounted for as hedging instruments		$–			$123,527,015

Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$481,225,940
Total Derivatives not accounted for as hedging instruments		$–			$481,225,940

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Russell 2000 Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$36,860,240
Total Derivatives not accounted for as hedging instruments		$–				$36,860,240

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$3,485,040
Total Derivatives not accounted for as hedging instruments		$–				$3,485,040

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,090,805
Total Derivatives not accounted for as hedging instruments		$–				$1,090,805

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	Investments, at value	$34,141	**	Equity contracts	Options written, at value	$1,018,468
Total Derivatives not accounted for as hedging instruments		$34,141				$1,018,468

Global X S&P 500® Risk Managed Income ETF
Equity contracts	Investments, at value	$62,562	**	Equity contracts	Options written, at value	$1,750,849
Total Derivatives not accounted for as hedging instruments		$62,562				$1,750,849

Global X Dow 30® Covered Call ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$5,307,120
Total Derivatives not accounted for as hedging instruments		$–				$5,307,120

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$116,810
Total Derivatives not accounted for as hedging instruments		$–			$116,810

Global X Information Technology Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$353,161
Total Derivatives not accounted for as hedging instruments		$–			$353,161

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$80,080
Total Derivatives not accounted for as hedging instruments		$–			$80,080

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$136,792
Total Derivatives not accounted for as hedging instruments		$–			$136,792

** Includes purchased options and/or swaptions.

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025:

Amount of realized gain (loss) on derivatives reported within the income section of the Statements of Operations:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(222,465,166)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(1,238,675,987)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(42,758,153)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(6,833,175)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(1,573,621)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(198,381)	$(2,766,506)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(952,129)	$(3,355,582)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(3,371,975)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(160,778)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(734,029)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(27,238)

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$703,716

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of the Statements of Operations:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(80,038,498)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(305,380,710)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(22,065,573)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(2,116,354)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(772,422)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(254,219)	$(647,195)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(514,694)	$(1,122,229)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(2,284,518)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(45,219)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(252,278)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(34,886)

Global X MLP & Energy Infrastructure Covered Call ETF
Equity contracts	$—	$29,610

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ options activity during the year ended October 31, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X S&P 500® Covered Call ETF	$(62,638,963)	$ -
Global X NASDAQ 100® Covered Call ETF	(211,699,637)	-
Global X Russell 2000 Covered Call ETF	(36,341,539)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(1,296,085)	-
Global X S&P 500® Covered Call & Growth ETF	(554,391)	-
Global X NASDAQ 100® Risk Managed Income ETF	(470,466)	146,618
Global X S&P 500® Risk Managed Income ETF	(914,973)	246,910
Global X Dow 30® Covered Call ETF	(1,861,969)	-
Global X Russell 2000 Covered Call & Growth ETF	(97,384)	-
Global X Information Technology Covered Call & Growth ETF	(141,556)	-
Global X Dow 30® Covered Call & Growth ETF	(18,756)	-
Global X MLP & Energy Infrastructure Covered Call ETF	(256,272)	-

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemption in kind, reclass of distributions, return of capital, equalization and adviser expense waivers.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Covered Call ETF
2025	$336,957,257	$38,916,537	$9,611,596	$385,485,390
2024	269,977,983	–	–	269,977,983
Global X NASDAQ 100® Covered Call ETF
2025	$812,726,459	$123,553,342	$131,971,829	$1,068,251,630
2024	949,453,576	–	–	949,453,576
Global X Russell 2000 Covered Call ETF
2025	$14,289,808	$–	$148,158,827	$162,448,635
2024	12,155,274	–	157,500,393	169,655,667
Global X Nasdaq 100® Covered Call & Growth ETF
2025	$23,859,758	$585,853	$–	$24,445,611
2024	6,726,354	–	–	6,726,354
Global X S&P 500® Covered Call & Growth ETF
2025	$13,163,102	$–	$–	$13,163,102
2024	2,972,756	–	–	2,972,756
Global X NASDAQ 100® Risk Managed Income ETF
2025	$654,724	$–	$1,539,180	$2,193,904
2024	43,082	–	1,631,699	1,674,781
Global X S&P 500® Risk Managed Income ETF
2025	$2,572,914	$181,911	$2,675,570	$5,430,395
2024	594,200	–	3,431,396	4,025,596
Global X Dow 30® Covered Call ETF
2025	$14,212,482	$305,975	$–	$14,518,457
2024	5,821,224	–	–	5,821,224
Global X Russell 2000 Covered Call & Growth ETF
2025	$1,485,255	$–	$–	$1,485,255
2024	588,288	–	–	588,288
Global X Information Technology Covered Call & Growth ETF
2025	$695,323	$–	$152,513	$847,836
2024	698,442	–	40,076	738,518
Global X Dow 30® Covered Call & Growth ETF
2025	$335,225	$4,360	$–	$339,585
2024	75,986	–	–	75,986
Global X MLP & Energy Infrastructure Covered Call ETF
2025	$1,194,015	$–	$–	$1,194,015
2024	114,089	–	4,801	118,890

On February 21, 2025 Global X S&P 500 ESG Covered Call ETF and Global X NASDAQ 100 ESG Covered Call ETF closed and paid long term capital gain distributions of $11,907 and $39,586 respectively. The tax character of the distributions will be communicated on Form 1099DIV in 2026.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Undistributed Ordinary Income	$–	$–	$–	$13,250,424
Capital Loss Carryforwards	–	–	(48,556,117)	–
Unrealized Depreciation on Investments and Foreign Currency	–	–	(30)	–
Other Temporary Differences	5,379	7	6	1
Total Distributable Earnings (Accumulated Losses)	$5,379	$7	$(48,556,141)	$13,250,425

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Undistributed Ordinary Income	$4,598,659	$–	$–	$1,403,205
Undistributed Long-Term Capital Gain	281,808	–	–	1,948,837
Unrealized Depreciation on Investments and Foreign Currency	–	(1)	–	–
Other Temporary Differences	(22)	4	1	(1)
Total Distributable Earnings	$4,880,445	$3	$1	$3,352,041

	Global X Russell 2000 Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Undistributed Ordinary Income	$241,509	$–	$298,189	$320,495
Capital Loss Carryforwards	–	–	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	1,533,869	–	(618,656)
Other Temporary Differences	–	5	(1)	1
Total Distributable Earnings (Accumulated Losses)	$241,509	$1,533,874	$298,188	$(298,160)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X S&P 500® Covered Call ETF	$3,052,222,013	$1,288,857,305	$(1,288,857,305)	$–
Global X NASDAQ 100® Covered Call ETF	8,090,432,679	4,367,933,547	(4,367,933,547)	–
Global X Russell 2000 Covered Call ETF	1,253,246,640	228,808,202	(228,808,232)	(30)
Global X Nasdaq 100® Covered Call & Growth ETF	123,343,599	52,071,146	(52,071,146)	–
Global X S&P 500® Covered Call & Growth ETF	54,786,061	16,512,282	(16,512,282)	–
Global X NASDAQ 100® Risk Managed Income ETF	17,213,482	7,666,932	(7,666,933)	(1)
Global X S&P 500® Risk Managed Income ETF	43,368,048	16,890,173	(16,890,173)	–
Global X Dow 30® Covered Call ETF	133,433,724	38,609,383	(38,609,383)	–
Global X Russell 2000 Covered Call & Growth ETF	8,029,983	1,397,655	(1,397,655)	–
Global X Information Technology Covered Call & Growth ETF	9,630,741	3,578,215	(2,044,346)	1,533,869
Global X Dow 30® Covered Call & Growth ETF	4,120,913	639,278	(639,278)	–
Global X MLP & Energy Infrastructure Covered Call ETF	11,817,984	–	(618,656)	(618,656)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS (continued)

or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X S&P 500 Covered Call ETF, Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF and the Global X Information Technology Covered Call & Growth ETF, which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument. By writing (selling) call options in return for the receipt of premiums, a Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (Concluded)

October 31, 2025

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X S&P 500® Covered Call ETF (1)

Global X NASDAQ 100® Covered Call ETF (1)

Global X Russell 2000 Covered Call ETF (1)

Global X Nasdaq 100® Covered Call & Growth ETF (1)

Global X S&P 500® Covered Call & Growth ETF (1)

Global X NASDAQ 100® Risk Managed Income ETF (1)

Global X S&P 500® Risk Managed Income ETF (1)

Global X Dow 30® Covered Call ETF (1)

Global X Russell 2000 Covered Call & Growth ETF (1)

Global X Information Technology Covered Call & Growth ETF (1)

Global X Dow 30® Covered Call & Growth ETF (1)

Global X MLP & Energy Infrastructure Covered Call ETF (2)

(1)	Statements of operations for the year ended October 31, 2025 and statements of changes in net assets for each of the two years in the period ended October 31, 2025
(2)	Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 7, 2024 (commencement of operations) through October 31, 2024

Report of Independent Registered Public Accounting Firm (Concluded)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 30, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X S&P 500® Covered Call ETF
2.49%	10.10%	87.41%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
12.35%	11.57%	76.08%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
91.20%	0.00%	8.80%	100.00%	0.00%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF
0.00%	2.40%	97.60%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
70.16%	0.00%	29.84%	100.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
49.27%	3.35%	47.38%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
0.00%	2.11%	97.89%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
0.44%	0.00%	99.56%	100.00%	2.77%	2.87%
Global X Information Technology Covered Call & Growth ETF
17.99%	0.00%	82.01%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
0.00%	1.28%	98.72%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure Covered Call ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

For the fiscal year ended October 31, 2025, the Funds have designated the following items with regard to distributions paid during the year.

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X S&P 500® Covered Call ETF
0.00%	0.14%	100.00%	0.51%	0.00%
Global X NASDAQ 100® Covered Call ETF
0.00%	0.12%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
0.00%	0.83%	0.00%	5.08%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.30%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
0.00%	0.09%	100.00%	0.00%	0.00%
Global X Information Technology Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure Covered Call ETF
0.00%	0.10%	100.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)      No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)      No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)      No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)      No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-012-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026